                                                 Prospectus dated April 28, 2008

                             (JOHN HANCOCK (R) LOGO)
                             JOHN HANCOCK ANNUITIES

                          Accommodator Variable Annuity
                           PREVIOUSLY ISSUED CONTRACTS

This Prospectus describes interests in deferred or immediate Accommodator Variable Annuity contracts that were previously issued by JOHN HANCOCK LIFE INSURANCE COMPANY ("JHLICO"). These Contracts are no longer offered for sale, however, you may be able to make Additional Purchase Payments as permitted under your Contract. In this Prospectus, "we," "us," "our," or "the Company" refers to John Hancock Life Insurance Company.

This Prospectus describes the variable portion of the Contract to which you may allocate Additional Purchase Payments, to the extent permitted by your Contract. If you do, your Contract Value and Variable Annuity payments will vary according to the investment performance of the applicable Sub-Accounts of JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U (the "Separate Account"). Each Sub-Account invests in one of the following Portfolios that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus:

JOHN HANCOCK TRUST
500 Index Trust B
Active Bond Trust
Blue Chip Growth Trust
Capital Appreciation Trust
Equity-Income Trust
Global Bond Trust
High Yield Trust
International Equity Index Trust B
Managed Trust
Mid Cap Stock Trust
Mid Value Trust
Money Market Trust B
Optimized All Cap Trust
(formerly "Growth & Income Trust")
Overseas Equity Trust
Real Estate Securities Trust
Short-Term Bond Trust
Small Cap Growth Trust
Total Bond Market Trust B
(formerly "Bond Index Trust B")

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION THAT THE CONTRACT OWNER ("YOU") SHOULD KNOW BEFORE INVESTING. PLEASE NOTE THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       JOHN HANCOCK LIFE INSURANCE COMPANY
                 ANNUITIES SERVICE CENTER        MAILING ADDRESS
                   164 Corporate Drive        Post Office Box 9507
                Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9507
                      (800) 824-0335           www.jhannuities.com

                                Table of Contents

I. GLOSSARY OF SPECIAL TERMS .............................................     1
II. OVERVIEW .............................................................     3
III. FEE TABLES ..........................................................     4
   EXAMPLES ..............................................................     5
IV. BASIC INFORMATION ....................................................     8
   WHAT IS THE CONTRACT? .................................................     8
   WHO OWNS THE CONTRACT? ................................................     8
   IS THE OWNER ALSO THE ANNUITANT? ......................................     8
   HOW CAN I INVEST MONEY IN A CONTRACT? .................................     8
      Initial Purchase Payment ...........................................     8
      Additional Purchase Payments .......................................     9
   HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?..     9
   WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE? ........................     9
   TO WHAT EXTENT CAN JHLICO VARY THE TERMS AND CONDITIONS OF THE
      CONTRACTS? .........................................................    10
      State Law Insurance Requirements ...................................    10
      Variations in Charges or Rates .....................................    10
   WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT? ...................    10
   HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?  ...............    10
      Allocation of Purchase Payments ....................................    10
      Transfers Among Investment Options .................................    10
      Procedure for Transferring Your Assets .............................    12
      Telephone and Facsimile Transactions ...............................    12
      Electronic Information .............................................    12
      Dollar-Cost Averaging Program ......................................    12
      Strategic Rebalancing Program ......................................    12
   WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT? ..............    13
      Asset-Based Charges ................................................    13
      Annual Contract Fee ................................................    13
      Premium Taxes ......................................................    13
   HOW CAN I WITHDRAW MONEY FROM MY CONTRACT? ............................    14
      Surrenders and Partial Withdrawals .................................    14
      Systematic Withdrawal Plan .........................................    14
      Signature Guarantee Requirements for Surrenders and Partial
         Withdrawals .....................................................    15
      Telephone Withdrawals ..............................................    15
   WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S DATE OF
         MATURITY? .......................................................    15
      Guaranteed Minimum Death Benefit ...................................    15
   CAN I RETURN MY CONTRACT? .............................................    15
V. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNT AND THE
      PORTFOLIOS ........................................................     16
   THE COMPANY ...........................................................    16
   THE SEPARATE ACCOUNT ..................................................    16
   THE PORTFOLIOS ........................................................    17
VI. THE ACCUMULATION PERIOD ..............................................    20
   YOUR VALUE IN THE VARIABLE INVESTMENT OPTIONS .........................    20
   VALUATION OF ACCUMULATION UNITS .......................................    20
VII. THE ANNUITY PERIOD ..................................................    21
   MATURITY DATE FOR DEFERRED ANNUITY CONTRACTS ..........................    21
   IMMEDIATE VARIABLE ANNUITY CONTRACTS ..................................    21
   SELECTING AN ANNUITY OPTION ...........................................    21
      Variable Monthly Annuity Payments ..................................    21
      Assumed Investment Rate ............................................    21
   ANNUITY OPTIONS .......................................................    22
VIII. MISCELLANEOUS PROVISIONS ...........................................    23
   VARIABLE INVESTMENT OPTION VALUATION PROCEDURES .......................    23
   DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER ....................    23
   ASSIGNMENT; CHANGE OF OWNER OR BENEFICIARY ............................    23
   WHO SHOULD HAVE PURCHASED A CONTRACT? .................................    24
IX. FEDERAL TAX MATTERS ..................................................    25
   INTRODUCTION ..........................................................    25
   OUR TAX STATUS ........................................................    25
   NON-QUALIFIED CONTRACTS ...............................................    25
      Undistributed Gains ................................................    25
      Taxation of Annuity Payments .......................................    25
      Surrenders, Withdrawals and Death Benefits .........................    26
      Taxation of Death Benefit Proceeds .................................    26
      Penalty Tax on Premature Distributions .............................    26
      Puerto Rico Non-Qualified Contracts ................................    27
      Diversification Requirements .......................................    27
   QUALIFIED CONTRACTS ...................................................    27
      Penalty Tax on Premature Distributions .............................    28
      Rollovers and Transfers ............................................    29
      Loans ..............................................................    30
      Puerto Rico Contracts Issued to Fund Retirement Plans ..............    30
   SEE YOUR OWN TAX ADVISER ..............................................    30
X. PERFORMANCE INFORMATION ...............................................    31
XI. REPORTS ..............................................................    31
XII. VOTING PRIVILEGES ...................................................    31
XIII. CERTAIN CHANGES ....................................................    32
      Changes to the Separate Account ....................................    32
      Variations in Charges or Rates for Eligible Classes ................    32
XIV. DISTRIBUTION OF CONTRACTS ...........................................    33
APPENDIX A: ILLUSTRATIVE CONTRACT VALUE AND ANNUITY PAYMENT TABLES .......   A-1
APPENDIX B: QUALIFIED PLAN TYPES .........................................   B-1
APPENDIX U: ACCUMULATION UNIT VALUE TABLES ...............................   U-1

We provide additional information about the Contract and the Separate Account, including information on our history, the accumulation unit value tables, services provided to the Separate Account and legal and regulatory matters, in a Statement of Additional Information. We filed the Statement of Additional Information, the same date as this Prospectus, and incorporated it herein by reference. You may obtain a copy of the current Statement of Additional Information, available without charge upon request, by writing us at the above address or by telephoning the number above. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the Contracts and the Separate Account. We list the Table of Contents of the Statement of Additional Information below.

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
Statement of Additional Information
Table of Contents

Services...................................................................    3
Calculation of Performance Data............................................    6
Other Performance Information..............................................    8
Calculation of Annuity Payments............................................    8
Additional Information About Determining Unit Values.......................   10
Purchases and Redemptions of Portfolio Shares..............................   10
The Separate Account.......................................................   11
Delay of Certain Payments..................................................   11
Liability for Telephone Transfers..........................................   11
Voting Privileges..........................................................   11
Legal and Regulatory Matters...............................................   12
Financial Statements.......................................................   13

                          I. Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.

ADDITIONAL PURCHASE PAYMENT: Any Purchase Payment made after the initial Purchase Payment.

ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant," the second person named is referred to as "co-Annuitant." The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant." The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Annuity Period.

ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 164 Corporate Drive, Portsmouth, NH 03801-6815.

ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

ANNUITY PERIOD: The period when we make annuity payments to you following the Maturity Date.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading of the New York Stock Exchange, which generally is 4:00 pm Eastern Time.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock Life Insurance Company.

CONTRACT: The Variable Annuity Contract described by this Prospectus.

CONTRACT ANNIVERSARY: The anniversary of the date the Contract was issued.

CONTRACT VALUE: The total of the Investment Account values attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

GENERAL ACCOUNT: All of the Company's assets other than assets in its Separate Accounts or any other separate account it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JHLICO: John Hancock Life Insurance Company.

MATURITY DATE: The date on which we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract on the Maturity Date.

PORTFOLIO: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

PROSPECTUS: This Prospectus that describes interests in the Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A Retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RIDER: An optional benefit that you may have elected for an additional charge.

SEPARATE ACCOUNT: John Hancock Variable Annuity Account U. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A Sub-Account of the Separate Account. Each Sub-Account invests in shares of a specific Portfolio.

SURRENDER VALUE: The total value of a Contract, minus any applicable premium tax. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the Annuities Service Center.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of the Separate Account that invests in shares of a specific Portfolio.

WITHDRAWAL AMOUNT: The total amount taken from your Contract Value, including any applicable withdrawal charge, tax and proportional share of administrative fee, to process a withdrawal.

                                  II. Overview

This is the Prospectus - it is not a Contract. The Prospectus simplifies many Contract provisions to better communicate the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. On request, we will provide the form of Contract for you to review. Please read your Contract and keep it for future reference.

The Contracts described in this Prospectus are no longer offered for sale; however, you may make Additional Purchase Payments as permitted under your Contract. This Prospectus contains information that you should know before you exercise any of your rights under the Contract.

Prospectuses for Contracts often undergo certain changes in their terms from year to year to reflect changes in the Contracts. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the Contract, the alteration of administrative procedures and changes in the Investment Options available. Any such change may or may not apply to Contracts issued prior to the effective date of the change. This Prospectus reflects the status of the product as of the date of this Prospectus. Therefore, this Prospectus may contain information that is inapplicable to your Contract. You should consult your Contract to verify whether any particular provision applies to you.

The Variable Investment Options shown on page 1 are those available as of the date of this Prospectus. We may add, modify or delete Variable Investment Options in the future.

When you select one or more of these Variable Investment Options, we invest your money in NAV shares of a corresponding Portfolio of John Hancock Trust (the "Trust"). The Trust is a so-called "series" type mutual fund registered with the "SEC". The investment results of each Variable Investment Option you select will depend on those of the corresponding Portfolio of the Trust. Each of the Portfolios is separately managed and has its own investment objective and strategies. The Trust prospectus contains detailed information about each available Portfolio. Be sure to read that Prospectus before selecting any of the Variable Investment Options shown on page 1.

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

The Contracts were not available in all states. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.

                                 III. Fee Tables

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING AN ACCOMMODATOR VARIABLE ANNUITY CONTRACT. THE FIRST TABLE DESCRIBES THE CHARGES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AS WELL AS THE FEES YOU WILL PAY WHEN YOU SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES(1)         ACCOMMODATOR VARIABLE ANNUITY
--------------------------------------------   --------------------------------------------
Sales Charge imposed at time of purchase on    4%   of the first $10,000
SINGLE PURCHASE PAYMENT IMMEDIATE Contracts    3%   of the next $15,000
(as a percentage of Purchase Payments) (2)     2%   of the next $75,000
                                               1%   of all amounts over $100,000 plus a $50
                                                    administrative expense deduction

Sales Charge imposed at time of purchase on    4.5% of the first $10,000
SINGLE PURCHASE PAYMENT DEFERRED Contracts     3.5% of the next $15,000
(as a percentage of Purchase Payment) (2)      2.5% of the next $75,000
                                               1%   of all amounts over $100,000 plus a $50
                                                    administrative expense deduction

Sales Charge imposed at time of purchase on    8%   of the first $10,000
PERIODIC PURCHASE PAYMENT DEFERRED Contracts   7%   of the next $15,000
(as a percentage of Purchase Payments) (2)     3%   of all amounts over $25,000

(1) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment.

(2) The minimum death benefit charge included in the above sales loads is 0.50%. Because no minimum death benefit is provided on or after the Contract Anniversary nearest the Annuitant's 65th birthday, no deduction is made for this benefit from payments made on or after this date. See "GUARANTEED MINIMUM DEATH BENEFIT" below.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE PORTFOLIO LEVEL.

                          ACCOMMODATOR VARIABLE ANNUITY

Maximum Annual Contract Fee (3)                           $50
Current Annual Contract Fee
(periodic Purchase Payment deferred Contracts only) (4)   $10, or, if less, 2% of the Contract Value

                        SEPARATE ACCOUNT ANNUAL EXPENSES
                 (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE) (5)

Mortality and Expense Risk Charge        0.75%
Administrative Services Charge           0.25%
                                         ----
Total Separate Account Annual Expenses   1.00%

(3)  This charge is not currently imposed.

(4) This charge applies only during the Accumulation Period for periodic Purchase Payment deferred Contracts. It is taken at the end of each Contract Year but, if you surrender a Contract before then, it will be taken at the time of surrender. This charge does not apply to single Purchase Payment immediate or single Purchase Payment deferred Contracts.

(5) This charge applies to all Accommodator Variable Annuity Contracts. It applies to that portion of account value held in the Variable Investment Options.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES               MINIMUM   MAXIMUM
-----------------------------------------------------   -------   -------
Range of expenses that are deducted from Portfolio       0.25%     1.12%
assets, including management fees, and other expenses

EXAMPLES

The following examples are intended to help you compare the cost of investing in an Accommodator Variable Annuity Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses.

The first set of examples assume that you invested $10,000 in a single Purchase Payment immediate annuity Contract, single Purchase Payment deferred annuity Contract, or invest in a periodic Purchase Payment deferred annuity Contract. Each of these examples also assumes that your investment has a 5% return each year and assumes the maximum annual Contact fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ACCOMMODATOR VARIABLE ANNUITY - single Purchase Payment immediate annuity Contract (maximum Portfolio-level total operating expenses)

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
If you begin annuity payments at the earliest
   possible date:*                               $802     $1,224    $1,671    $2,905

* A single Purchase Payment immediate annuity Contract cannot be surrendered and must begin an annuity payment option in not more than one year from the date of issue.

ACCOMMODATOR VARIABLE ANNUITY - single Purchase Payment deferred annuity Contract (maximum Portfolio-level total operating expenses)

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
If you surrender the Contract at the end of
   the applicable time period:                   $753     $1,177    $1,626    $2,867

If you annuitize, or do not surrender the
   Contract at the end of the applicable time
   period:                                       $753     $1,177    $1,626    $2,867

ACCOMMODATOR VARIABLE ANNUITY - periodic Purchase Payment annuity Contract (maximum Portfolio-level total operating expenses)

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
If you surrender the Contract at the end of     $1,018    $1,472    $1,950    $3,262
   the applicable time period:

If you annuitize, or do not surrender the
   Contract at the end of the applicable time
   period:                                      $1,018    $1,472    $1,950    $3,262

The following set of examples also assumes that you invested $10,000 in a single Purchase Payment immediate annuity Contract, single Purchase Payment deferred annuity Contract, or invest in a periodic Purchase Payment deferred annuity Contract. Each of these examples also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ACCOMMODATOR VARIABLE ANNUITY - single Purchase Payment immediate annuity Contract (minimum Portfolio-level total operating expenses)

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------

If you begin annuity payments at the earliest
   possible date *                               $720      $973     $1,245    $2,021

* A single Purchase Payment immediate annuity Contract cannot be surrendered and must begin an annuity payment option in not more than one year from the date of issue.

ACCOMMODATOR VARIABLE ANNUITY - single Purchase Payment deferred annuity Contract (minimum Portfolio-level total operating expenses)

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
If you surrender the Contract at the end of
   the applicable time period:                   $670      $925     $1,199    $1,978

If you annuitize, or do not surrender the
   Contract at the end of the applicable time
   period:                                       $670      $925     $1,199    $1,978

ACCOMMODATOR VARIABLE ANNUITY - periodic Purchase Payment annuity Contract (minimum Portfolio-level total operating expenses)

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
If you surrender the Contract at the end of
   the applicable time period:                   $921     $1,177    $1,453    $2,236

If you annuitize, or do not surrender the
   Contract at the end of the applicable time
   period:                                       $921     $1,177    $1,453    $2,236

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE PORTFOLIOS, AS A PERCENTAGE OF THE PORTFOLIO'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.

                                                                   ACQUIRED                                    NET
                                                                  PORTFOLIO      TOTAL       CONTRACTUAL    PORTFOLIO
                                  MANAGEMENT   12B-1     OTHER     FEES AND    OPERATING       EXPENSE      OPERATING
PORTFOLIOS                           FEES       FEES   EXPENSES    EXPENSES   EXPENSES(1)   REIMBURSEMENT    EXPENSES
-------------------------------   ----------   -----   --------   ---------   -----------   -------------   ---------
JOHN HANCOCK TRUST (NAV):

500 INDEX B(2)                       0.46%      0.00%    0.03%      0.00%        0.49%          0.24%         0.25%
ACTIVE BOND(3)                       0.60%      0.00%    0.03%      0.00%        0.63%          0.00%         0.63%
BLUE CHIP GROWTH(3,4)                0.81%      0.00%    0.02%      0.00%        0.83%          0.00%         0.83%
CAPITAL APPRECIATION(3)              0.73%      0.00%    0.04%      0.00%        0.77%          0.00%         0.77%
EQUITY-INCOME(3,4)                   0.81%      0.00%    0.03%      0.00%        0.84%          0.00%         0.84%
GLOBAL BOND(3)                       0.70%      0.00%    0.11%      0.00%        0.81%          0.00%         0.81%
HIGH YIELD(3)                        0.66%      0.00%    0.04%      0.00%        0.70%          0.00%         0.70%
INTERNATIONAL EQUITY INDEX B(2)      0.53%      0.00%    0.04%      0.01%        0.58%          0.23%         0.35%
MANAGED(3)                           0.69%      0.00%    0.02%      0.00%        0.71%          0.00%         0.71%
MID CAP STOCK(3)                     0.84%      0.00%    0.05%      0.00%        0.89%          0.01%         0.88%
MID VALUE(3,4)                       0.97%      0.00%    0.07%      0.00%        1.04%          0.00%         1.04%
MONEY MARKET B(2)                    0.50%      0.00%    0.01%      0.00%        0.51%          0.23%         0.28%
OPTIMIZED ALL CAP(3)
(formerly "Growth & Income")         0.71%      0.00%    0.04%      0.00%        0.75%          0.00%         0.75%
OVERSEAS EQUITY(3)                   0.97%      0.00%    0.14%      0.00%        1.11%          0.00%         1.11%
REAL ESTATE SECURITIES(3)            0.70%      0.00%    0.03%      0.00%        0.73%          0.00%         0.73%
SHORT-TERM BOND(3)                   0.58%      0.00%    0.02%      0.00%        0.60%          0.00%         0.60%
SMALL CAP GROWTH(3)                  1.07%      0.00%    0.06%      0.00%        1.13%          0.01%         1.12%
TOTAL BOND MARKET B(2)
(formerly "Bond Index Trust B")      0.47%      0.00%    0.06%      0.00%        0.53%          0.28%         0.25%

FOOTNOTES TO EXPENSE TABLE:

(1) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies (each, an "Acquired Portfolio"). The Total Portfolio Annual Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.

(2) JHT sells shares of these Portfolios only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. As reflected in the table, each Portfolio is subject to an expense cap pursuant to an agreement between JHT and the Adviser and the expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Portfolio) in an amount so that the rate of the Portfolio's Operating Expenses does not exceed its "Net Portfolio Operating Expenses" as listed in the table above. A Portfolio's "Total Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Portfolio not incurred in the ordinary course of the Portfolio's business. Under the agreement, the Adviser's obligation to provide the expense cap with respect to a particular Portfolio will remain in effect until May 1, 2009 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Portfolio to (or has shares of the Portfolio held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.

(3) Effective January 1, 2006, the Adviser has contractually agreed to waive its management fee for certain Portfolios or otherwise reimburse the expenses of those Portfolios ("Participating Portfolios"). The reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio. The Reimbursement will remain in effect until May 1, 2009.

(4) T. Rowe Price has voluntarily agreed to waive a portion of its Subadvisory Fee for the Blue Chip Growth Trust, Equity-Income Trust, and Mid Value Trust. This waiver is based on the combined average daily net assets of these Portfolios, other JHT Portfolios, and certain funds of John Hancock Funds II (collectively, the "T. Rowe Portfolios"). Based on the combined average daily net assets of the T. Rowe Portfolios, the percentage fee reduction (as a percentage of the Subadvisory Fee) as of November 1, 2006 is as follows: 0.00% for the First $750 million, 5.0% for the Next $750 million, 7.5% for the Next $1.5 billion, and 10.0% if over $3 billion. The Adviser has also voluntarily agreed to reduce the advisory fee for each T. Rowe Portfolio by the amount that the subadvisory fee is reduced. This voluntary fee waiver may be terminated by T. Rowe Price or the Adviser.

                              IV. Basic Information

WHAT IS THE CONTRACT?

The Contract is a Variable Annuity contract. An "annuity contract" provides a person (known as the "Annuitant" or "payee") with a series of periodic payments. Under a "variable" annuity contract, the amount you have invested can increase or decrease in value daily based upon the value of the Variable Investment Options chosen.

This Prospectus describes three versions of the Contract. One version is a periodic Purchase Payment deferred Variable Annuity contract. "Deferred" means that we will not begin to make annuity payments under the Contract until a future date (called the Maturity Date). Until then you may make Additional Purchase Payments into your Contract. This is what we mean by "periodic payment" Contract.

The second version of the Contract is a single Purchase Payment immediate Variable Annuity contract. By "single Purchase Payment" we mean that you only made one lump sum Purchase Payment. By "immediate" annuity, we mean that we start making annuity payments not more than one year after you pay your premium.

The third form of Contract is a single Purchase Payment deferred Variable Annuity contract. Under this Contract, you paid an initial lump sum, but we don't start making annuity payments until a future Maturity Date. You are permitted to make one Additional Purchase Payment after your initial lump sum Purchase Payment.

We measure the years and anniversaries of your Contract from its date of issue. We use the term Contract Year to refer to each period of time between anniversaries of your Contract's date of issue.

WHO OWNS THE CONTRACT?

That's up to you. Unless the Contract provides otherwise, the Owner of the Contract is the person who can exercise the rights under the Contract, such as the right to choose the Investment Options or the right to surrender the Contract. In many cases, the person who bought the Contract is the Owner. However, you are free to name another person or entity (such as a trust) as Owner. In writing this Prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion. If a Contract has joint Owners, both must join in any written notice or request.

IS THE OWNER ALSO THE ANNUITANT?

In many cases, the same person is both the Annuitant and the Owner of a Contract. The Annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the Annuitant receives payments from us under any Annuity Option that commences during the Annuitant's lifetime. We may permit you to name another person as Annuitant if that person meets our underwriting standards.

HOW CAN I INVEST MONEY IN A CONTRACT?

Initial Purchase Payment

You needed an initial Purchase Payment of at least $1,000 to purchase a periodic Purchase Payment Contract and at least $5,000 to purchase a single Purchase Payment Contract (if you purchased a single Purchase Payment deferred Contract with the proceeds of fixed benefit insurance policies and annuity contracts issued by John Hancock, however, the initial single Purchase Payment needed was $2,000.) We permitted you to make one Additional Purchase Payment of at least $2,500 into a single Purchase Payment deferred Contract. When we received your initial Purchase Payment and all necessary information, we issued your Contract and invested your initial Purchase Payment. If the information was not in good order, we contacted you to get the necessary information. If for some reason, we were unable to complete this process within 5 Business Days, we either sent back your money or got your permission to keep it until we received all of the necessary information.

In certain situations, we may have issued a Contract upon receiving the order of your broker-dealer or financial institution but delayed the effectiveness of the Contract until we received your signed application. In those situations, if we did not receive your signed application within our required time period, we deemed the Contract void from the beginning and returned your Purchase Payment. We may not have issued a Contract if any proposed Owner or Annuitant was older than age 84. We may also have limited your ability to purchase multiple Contracts on the same Annuitants or Owners. We may, however, have waived either of these underwriting limits.

Additional Purchase Payments

(applicable only to periodic Purchase Payment deferred Contracts)

The Contracts described in this Prospectus are no longer available for sale. If you choose to contribute more money into a periodic Purchase Payment Contract, however, each Additional Purchase Payment must be at least $50.

LIMITS ON ADDITIONAL PURCHASE PAYMENTS. While the Annuitant is alive and the Contract is in force, you can make Purchase Payments to a periodic Purchase Payment Contract at any time before the Maturity Date. However, your Purchase Payments for the first Contract Year may not, unless we consent in writing, exceed twice the specified annual Purchase Payment amount in your Contract (payment of such specified Purchase Payments is not mandatory, however). In subsequent Contract Years, you may not pay more than twice the largest amount of Purchase Payments you paid in any previous Contract Year.

WAYS TO MAKE ADDITIONAL PURCHASE PAYMENTS. Additional Purchase Payments made by check or money order should be:

     -    drawn on a U.S. bank;

     -    drawn in U.S. dollars; and

     -    made payable to "John Hancock" and sent to the Annuities Service
          Center.

We credit any Additional Purchase Payments to your Contract at the close of the Business Day in which we receive them at the Annuities Service Center. Each Business Day ends at the close of regular trading for the day on the New York Stock Exchange. Usually this is 4:00 p.m., Eastern time. If we receive an Additional Purchase Payment after the close of a Business Day, we will credit it to your Contract on the next Business Day.

We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements. Additional Purchase Payments should be sent to the Annuities Service Center at the address shown on the cover of this Prospectus. You can find information about other methods of making Purchase Payments by contacting us.

ADDITIONAL PURCHASE PAYMENTS BY WIRE. You may transmit Additional Purchase Payments by wire through your bank to our bank, as long as you provide appropriate instructions with the transmittal to identify your Contract, and the selected Investment Options (unless you have provided us with standing allocation instructions). Information about our bank, our account number, and the ABA routing number may be obtained from the Annuities Service Center. Banks may charge a fee for wire services.

If your wire order is complete, we will invest the Additional Purchase Payment in your selected Investment Options as of the day we received the wire order. If the wire order is incomplete for an identified Contract, we will immediately return it.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

Prior to the Maturity Date, the amount you've invested in any Variable Investment Option will increase or decrease based upon the investment experience of the corresponding Portfolio. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the Portfolio directly and reinvested all Portfolio dividends and distributions in additional shares. We describe the calculations under "VI. The Accumulation Period".

Like a regular mutual fund, each Portfolio deducts investment management fees and other operating expenses. These expenses are shown in the Fee Tables. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the Contract. These charges reduce your investment performance and the amount we have credited to your Contract in any Variable Investment Option. We describe these charges under "What fees and charges will be deducted from my Contract?".

WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?

If you have a deferred Variable Annuity Contract that is still in effect on its Maturity Date, it enters what is called the Annuity Period. An immediate annuity Contract enters the Annuity Period immediately.

During the Annuity Period, we make a series of Variable Annuity payments to you as provided under one of our several Annuity Options. Under a deferred Variable Annuity Contract, the form in which we will make the annuity payments and the proportion of such payments that will be based on each Variable Investment Option depend on the elections that you have in effect on the Maturity Date. Therefore you should exercise care in selecting your Maturity Date and your choices that are in effect on that date.

If you purchased an immediate annuity Contract, your Annuity Payment option and the Variable Investment Option or Options on which it is based, are as you elected in your purchase application.

You should carefully review the discussion under "VII. The Annuity Period", for information about all of these choices you can make.

TO WHAT EXTENT CAN JHLICO VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?

State Law Insurance Requirements

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you where you purchased the Contract. These variations will be reflected in your Contract.

Variations in Charges or Rates

We may vary the charges, guarantee periods, and other terms of our Contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the Contracts. These include the types of variations discussed under "Certain Changes" in the Additional Information section of this Prospectus.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

     - full or partial withdrawals (including surrenders and systematic withdrawals);

     -    payment of any death benefit proceeds; and

     -    periodic payments under one of our annuity payment options.


How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

     -    the type of the distribution;

     -    when the distribution is made;

     - the nature of any Qualified Plan for which the Contract is being used, if any; and

     -    the circumstances under which the payments are made.

If your Contract was issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the Contract.

CONTRACTS PURCHASED AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN DO NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?

Allocation of Purchase Payments

When you applied for your Contract, you specified the Variable Investment Options in which your Purchase Payments were allocated. You may change this investment allocation for future Purchase Payments at any time. Any change in allocation will be effective as of receipt of your request at the Annuity Service Center.

We do not impose a limit on the number of Investment Options to which you may allocate Purchase Payments at any one time or over the life of your Contract.

Transfers Among Investment Options

You may transfer amounts held in one Investment Option to any other Investment Option. To make a transfer, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.

Although your Contract may impose restrictions on the maximum dollar amount that may be transferred among Variable Investment Options, we currently do not enforce these restrictions.

We do not impose a charge for transfer requests under your Contract.

WE HAVE ADOPTED POLICIES AND PROCEDURES TO RESTRICT FREQUENT TRANSFERS OF CONTRACT VALUE AMONG VARIABLE INVESTMENT OPTIONS.

Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose the variable investment option's underlying Portfolio to increased investment portfolio transaction costs (affecting the value of the shares) and/or disrupt the Portfolio manager's ability to effectively manage a Portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for the Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Portfolio are determined ending at the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Strategic Rebalancing Program, (b) transfers made within a prescribed period before and after a substitution of underlying Portfolios and (c) transfers made during the Annuity Period (these transfers are subject to a 30 day notice requirement, however, as described below). Under the Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if the two transfer per month limit has been reached if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market Investment Option to another Variable Investment Option may be made. We apply the Separate Account's policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions at any time to restrict trading, including, but not limited to:

     -    restricting the number of transfers made during a defined period;

     -    restricting the dollar amount of transfers;

     - restricting the method used to submit transfers (e.g., changing telephone and facsimile procedures to require that transfer requests be submitted in writing via U.S. mail); and

     -    restricting transfers into and out of certain Sub-Accounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law), and to prohibit a transfer less than 30 days prior to the Contract's Maturity Date.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

DURING THE ANNUITY PERIOD, YOU MAY NOT MAKE ANY TRANSFER THAT WOULD RESULT IN MORE THAN FOUR INVESTMENT OPTIONS BEING USED AT ONCE. You must submit your transfer request to our Annuity Service Office at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply.

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

Procedure for Transferring Your Assets

You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the Annuities Service Center. Your request should include:

     -    your name;

     -    daytime telephone number;

     -    Contract number;

     - the names of the Investment Options to and from which assets are being transferred; and

     -    the amount of each transfer.

Your request becomes effective at the close of the Business Day in which we receive it, in proper form at the Annuities Service Center. Each Business Day ends at the close of regular trading for the day on the New York Stock Exchange. Usually this is 4:00 p.m., Eastern time. If we receive a transfer request, in proper form, after the close of a Business Day, it will become effective at the end of the next Business Day.

Telephone and Facsimile Transactions

If you complete a special authorization form, you can request transfers among Investment Options and changes of allocation among Investment Options simply by telephoning or by faxing us at the John Hancock Annuity Servicing Office. Any fax request should include your name, daytime telephone number, Contract number and, in the case of transfers and changes of allocation, the names of the Investment Options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the Owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

As stated earlier in this Prospectus, we have imposed restrictions on transfers including the right to change our telephone and facsimile transaction procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to any Owners who we feel are abusing the privilege to the detriment of other Owners.

Electronic Information

You may access information about your Contract through our website, www.jhannuities.com. In order to do so, you will be required to create an account with a username and password, and maintain a valid e-mail address. You are responsible for keeping your password confidential and must notify us of any loss or theft of your password, or any unauthorized use of your password.

Dollar-Cost Averaging Program

You may elect, at no cost, to automatically transfer assets from any Variable Investment Option to one or more other Variable Investment Options on a monthly, quarterly, semiannual, or annual basis before annuity payments start. The following conditions apply to the dollar-cost averaging program:

     -    the amount of each transfer must equal at least $100;

     - you may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone;

     -    you may discontinue the program at any time;

     - the program automatically terminates when the Variable Investment Option from which we are taking the transfers has been exhausted;

     - the program is only available for deferred Contracts, and will automatically terminate after the Maturity Date when payments from one of our Annuity Options begin.

We reserve the right to suspend, modify or terminate the program at any time.

Strategic Rebalancing Program

The Strategic Rebalancing Program automatically re-sets the percentage of your account value allocated to the Variable Investment Options. Over time, the variations in the investment results for each Variable Investment Option you've selected for this program will shift the percentage allocations among them. The strategic rebalancing program will periodically transfer your account value among these Variable Investment Options to reestablish the preset percentages you have chosen (you may, however, change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone). Strategic rebalancing would usually result in transferring amounts from a Variable Investment Option with relatively higher investment performance since the last rebalancing to one with relatively lower investment performance. However, rebalancing can also result in transferring amounts from a Variable Investment Option with relatively lower current investment performance to one with relatively higher current investment performance. Automatic transfers to or from any available Fixed Investment Options are not permitted under this program.

This program can be elected by sending the appropriate form to our Annuities Service Center. You must specify the frequency for rebalancing (quarterly, semi-annually or annually), the preset percentage for each Variable Investment Option, and a future beginning date.

Once elected, strategic rebalancing will continue until we receive notice of cancellation of the option or notice of the death of the insured person.

We reserve the right to modify, terminate or suspend the strategic rebalancing program at any time.

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

Asset-Based Charges

We deduct Separate Account expenses daily to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contracts. The total Separate Account annual expenses are 1.00% as a percentage of average account value. Of this amount, we deduct 0.75% to compensate us primarily for mortality and expense risks that we assume under the Contract and 0.25% to compensate us, in part, for administrative and clerical services. This charge does not apply to assets you have in our Fixed Investment Option. We take the deduction proportionally from each investment option you are then using.

In return for mortality risk charge, we assume the risk that Annuitants as a class will live longer than expected, requiring us to a pay greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the Contracts may be higher than we expected when we set the level of the Contracts' other fees and charges, or that our revenues from such other sources will be less. We deduct the daily asset-based administrative services charge for administrative and clerical services that the Contracts require us to provide.

Annual Contract Fee

(Applicable to periodic Purchase Payment deferred Contracts only)

We deduct an annual $10 Contract fee (or, if less, 2% of Contract Value) at the end of each Contract Year. If you surrender a Contract before the, it will be taken at the time of surrender. We take the deduction proportionally from each Investment Option you are then using. We reserve the right to increase the annual Contract fee to $50.

Premium Taxes

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                           PREMIUM TAX RATE
STATE OR    ---------------------------------------------
TERRITORY   QUALIFIED CONTRACTS   NON-QUALIFIED CONTRACTS
---------   -------------------   -----------------------
CA                 0.50%                   2.35%
GUAM               4.00%                   4.00%
ME(1)              0.00%                   2.00%
NV                 0.00%                   3.50%
PR                 1.00%                   1.00%
SD(1)              0.00%                   1.25%(2)
WV                 1.00%                   1.00%
WY                 0.00%                   1.00%

(1)  We pay premium tax upon receipt of Purchase Payment.

(2)  0.80% on Purchase Payments in excess of $500,000.

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and Partial Withdrawals

Prior to your deferred Contract's Maturity Date, if the Annuitant is living, you may:

     -    surrender your Contract for a cash payment of its "Surrender Value";
          or

     -    make a partial withdrawal of its Surrender Value.

We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the Annuities Service Center.

Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "IV. Federal Tax Matters." Among other things, if you make a full surrender or partial withdrawal from your Contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

We will deduct any partial withdrawal proportionally from each of your Investment Options based on the value in each, unless you direct otherwise. When you take a partial withdrawal, we deduct any applicable withdrawal charge as a percentage of the total amount withdrawn. We take any applicable withdrawal charge from the amount remaining in a Contract after we process the amount you request.

Without our prior approval, you may not make a partial withdrawal:

     -    for an amount less than $100; or

     -    if the remaining Contract Value would be less than $500.

A partial withdrawal is not a loan and cannot be repaid.

You may not make any surrenders or partial withdrawals under an immediate annuity Contract or once we begin making payments under an Annuity Option for a deferred annuity Contract.

Your request to surrender your Contract or to make a partial withdrawal becomes effective at the close of the Business Day in which we receive it, in proper form at the Annuities Service Center. Each Business Day ends at the close of regular trading for the day on the New York Stock Exchange. Usually this is 4:00 p.m., Eastern time. If we receive a request, in proper form, after the close of a Business Day, it will become effective at the end of the next Business Day.

IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax and withdrawal charges. If you determine to divide a Contract with an optional benefit Rider, we will permit you to continue the existing Rider under one, but not both, resulting Contracts. We will also permit the owner of the new Contract to purchase any optional benefit rider then available.

TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix b: "Qualified Plan Types").

Systematic Withdrawal Plan

Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a percentage or dollar amount from your Contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. We will deduct the requested amount from each applicable Investment Option in the ratio that the value of each bears to the Contract Value. Each systematic withdrawal is subject to any withdrawal charge that would apply to an otherwise comparable non-systematic withdrawal (see "How will the value of my investment in the Contract change over time?" beginning on page 12, and "What fees and charges will be deducted from my Contract?" beginning on page 15). The same tax consequences also generally will apply.

The following conditions apply to systematic withdrawal plans:

     -    the amount of each systematic withdrawal must equal at least $100;

     - if the amount of each withdrawal drops below $100 or the Contract Value becomes less than $5,000, we will suspend the plan and notify you;

     -    you may cancel the plan at any time; and

     - you cannot use this plan if you are participating in the dollar-cost averaging program, or if we are making payments under an Annuity Option.

We reserve the right to modify the terms or conditions of the plan at any time without prior notice.

Signature Guarantee Requirements for Surrenders and Partial Withdrawals

We may require that you obtain a signature guarantee on a surrender or partial withdrawal in the following circumstances:

     - You are requesting that we mail the amount withdrawn to an alternate address; or

     - You have changed your address within 30 days of the withdrawal request; or

     -    You are requesting a withdrawal in the amount of $100,000 or greater.

We must receive the original signature guarantee on your withdrawal request. We will not accept copies or facsimiles of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and will not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or partial withdrawal as described above.

Telephone Withdrawals

If you complete a separate authorization form, you may make requests to withdraw a portion of your Contract Value by telephone. We reserve the right to impose maximum withdrawal amount and procedural requirements regarding this privilege. For additional information regarding telephone procedures, see "Telephone and Facsimile Transactions" in this Prospectus.

WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S DATE OF MATURITY?

Guaranteed Minimum Death Benefit

If the Annuitant under a deferred Contract dies before the Contract's Maturity Date, we will pay a death benefit. If the death occurs before the Contract Anniversary nearest the Annuitant's 65th birthday, we will pay the greater of:

     -    the Contract Value; or

     - the total amount of Purchase Payments made, minus any partial withdrawals you have made.

If the death occurs on or after the Contract Anniversary nearest the Annuitant's 65th birthday, we will pay an amount equal to the Contract Value.

We calculate the death benefit as of the day we receive, in proper order at the Annuity Service Office:

     -    proof of the Annuitant's death; and

     -    the required instructions as to method of settlement.

Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the Beneficiary you chose prior to the Annuitant's death. If you have not elected an optional method of settlement, the Beneficiary may do so. However, if the death benefit is less than $2,000, we will pay it in a lump sum, regardless of any election.

We will pay the death benefit within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Delay of Certain Payments" in the Statement of Additional Information). Beneficiaries who opt for a lump sum payout of their portion of the death benefit will receive the funds in a John Hancock Safe Access Account (JHSAA). Similar to a checking account, the JHSAA provides the beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. The Beneficiary can obtain the remaining death benefit proceeds in a single sum by cashing one check for the entire amount. Note, however, that a JHSAA is not a true checking account as the beneficiary cannot make deposits. It is solely a means of distributing the death benefit, so the beneficiary can only make withdrawals. The JHSAA is part of our general account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.

You can find more information about optional methods of settlement under "Annuity Options."

CAN I RETURN MY CONTRACT?

In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. To cancel your Contract, you would have delivered or mailed it to JHLICO or the JHLICO representative who delivered the Contract to you.

In most states, you would have received a refund equal to the Contract Value on the date of cancellation, increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you would have received a refund of any premiums you paid. The date of cancellation would have been the date we received the Contract.

V. General Information about Us, the Separate Account and the Portfolios

THE COMPANY

We are John Hancock Life Insurance Company, a Massachusetts stock life insurance company. Our Home Office is at John Hancock Place, Boston, Massachusetts 02117. We also have an Annuities Service Office at 164 Corporate Drive, Portsmouth, NH 03801-6815. We are authorized to transact life insurance and annuity business in all states and the District of Columbia.

On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock Life Insurance Company became a subsidiary of John Hancock Financial Services, Inc., a newly-formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of Manulife Financial Corporation, a publicly-traded corporation organized under the laws of Canada. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. As a consequence of the merger, the Company's ultimate parent is now Manulife Financial Corporation.

Our financial ratings are as follows:

AAA                 Extremely strong financial security characteristics;
Standard & Poor's   1st category of 21

A++                 Superior companies have a very strong ability to meet their
A.M. Best           obligations; 1st category of 16

AA+                 Very strong capacity to meet policyholder and contract obligations;
Fitch               2nd category of 24

Aa1                 Excellent in financial strength;
Moody's             2nd category of 21

These ratings are current as of the date of this Prospectus and are subject to change. They are assigned as a measure of our ability to honor any guarantees provided by the Contract, but not specifically to our products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in the Separate Account or any Portfolio.

THE SEPARATE ACCOUNT

You do not invest directly in the Portfolios made available under the Contract. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through John Hancock Variable Annuity Account U ("Separate Account"). We hold the Portfolio's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Portfolio).

The Company established John Hancock Variable Annuity Account U under Massachusetts law. The Separate Account's assets, including the Portfolios' shares, belong to JHLICO. Each Contract provides that amounts we hold in the Separate Account pursuant to the Contracts cannot be reached by any other persons who may have claims against us.

The income, gains and losses, whether or not realized, from assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Nevertheless, all obligations arising under the Contracts are general corporate obligations of ours. Assets of our Separate Accounts may not be charged with liabilities arising out of any of our other business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Account. If we determine that it would be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE PORTFOLIOS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in NAV shares of a corresponding Portfolio of John Hancock Trust.

THE PORTFOLIOS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Portfolios are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain qualified pension or retirement plans.

Investment Management

The Portfolios' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE PORTFOLIOS HELD IN OUR SEPARATE ACCOUNT.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolios. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Portfolio or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Portfolio Expenses

The table in the Fee Tables section of the Prospectus shows the investment management fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2006, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Variable Investment Options you select.

The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio's assets and paid for the services we or our affiliates provide to that Portfolio. In addition, compensation payments of up to 0.45% of assets may be made by a Portfolio's investment adviser or its affiliates. Any such payments do not, however, result in any charge to you in addition to what is shown in the Fee Table. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.

Portfolio Investment Objective and Strategies

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST

(We show the Portfolio's manager (i.e. subadviser) in bold above the name of the
                                   Portfolio)

CAPITAL GUARDIAN TRUST COMPANY
   Overseas Equity Trust                 Seeks long-term capital appreciation. To do this,
                                         the Portfolio invests at least 80% of its net
                                         assets in equity securities of a diversified mix
                                         of large established and medium-sized foreign
                                         companies located primarily in developed
                                         countries (outside of the U.S.) and, to a lesser
                                         extent, in emerging markets.

DECLARATION MANAGEMENT & RESEARCH LLC
   Active Bond Trust(1)                  Seeks income and capital appreciation. To do
                                         this, the Portfolio invests at least 80% of its
                                         net assets in a diversified mix of debt
                                         securities and instruments with maturity
                                         durations of approximately 4 to 6 years.

   Short-Term Bond Trust                 Seeks income and capital appreciation. To do
                                         this, the Portfolio invests at least 80% of its
                                         net assets in a diversified mix of debt
                                         securities and instruments with an average credit
                                         quality rating of "A" or "AA" and a weighted
                                         average effective maturity between one and three
                                         years, and no more than 15% of the Portfolio's
                                         net assets will be invested in high yield bonds.

   Total Bond Market Trust B             Seeks to track the performance of the Lehman
   (formerly "Bond Index Trust B")       Brothers Aggregate Bond Index (which represents
                                         the U.S. investment grade bond market). To do
                                         this, the Portfolio will invest at least 80% of
                                         its net assets in securities listed in the Lehman
                                         Brothers Aggregate Bond Index.

DEUTSCHE INVESTMENT MANAGEMENT
AMERICAS INC. ("DIMA")
   Real Estate Securities Trust(2)       Seeks to achieve a combination of long-term
                                         capital appreciation and current income. To do
                                         this, the Portfolio invests at least 80% of its
                                         net assets in equity securities of REITs and real
                                         estate companies.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
    Managed Trust(3)                     Seeks income and long-term capital appreciation.
                                         To do this, the Portfolio invests primarily in a
                                         diversified mix of common stocks of large
                                         capitalization U.S. companies and bonds with an
                                         overall intermediate term average maturity.

JENNISON ASSOCIATES LLC
    Capital Appreciation Trust           Seeks long-term growth of capital. To do this,
                                         the Portfolio invests at least 65% of its total
                                         assets in equity and equity-related securities of
                                         companies that are attractively valued and have
                                         above-average growth prospects.

MFC GLOBAL INVESTMENT MANAGEMENT
(U.S.A.) LIMITED
   500 Index Trust B                     Seeks to approximate the aggregate total return
                                         of a broad-based U.S. domestic equity market
                                         index. To do this, the Portfolio invests at least
                                         80% of its net assets in the common stocks in the
                                         S&P 500(R) index and securities that as a grouP
                                         will behave in a manner similar to the index. (4)

   Money Market Trust B                  Seeks to obtain maximum current income consistent
                                         with preservation of principal and liquidity. To
                                         do this, the Portfolio invests in high quality,
                                         U.S. dollar denominated money market instruments.

   Optimized All Cap Trust               Seeks long-term growth of capital. To do this,
   (formerly "Growth & Income Trust")    the Portfolio invests at least 65% of its total
                                         assets in equity securities of large, mid and
                                         small-cap U.S. companies with strong industry
                                         position, leading market share, proven management
                                         and strong financials.

PACIFIC INVESTMENT MANAGEMENT COMPANY
   LLC
   Global Bond Trust                     Seeks maximum total return, consistent with
                                         preservation of capital and prudent investment
                                         management. To do this, the Portfolio invests at
                                         least 80% of its net assets in fixed income
                                         instruments, futures contracts (including related
                                         options) with respect to such securities and
                                         options on such securities.

SSGA FUNDS MANAGEMENT, INC.
   International Equity Index Trust B    Seeks to track the performance of a broad-based
                                         equity index of foreign companies primarily in
                                         developed countries and, to a lesser extent, in
                                         emerging market countries. To do this, the
                                         Portfolio invests at least 80% of its assets in
                                         securities listed in the Morgan Stanley Capital
                                         International All CountryWorld Excluding U.S.
                                         Index.(5)

T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust                Seeks to provide long-term growth of capital.
                                         Current income is a secondary objective. To do
                                         this, the Portfolio invests at least 80% of its
                                         net assets in the common stocks of large and
                                         medium-sized blue chip growth companies that are
                                         well established in their industries.

   Equity-Income Trust                   Seeks to provide substantial dividend income and
                                         also long-term capital appreciation. To do this,
                                         the Portfolio invests at least 80% of its net
                                         assets in equity securities, with 65% in common
                                         stocks of well-established companies paying
                                         above-average dividends.

   Mid Value Trust                       Seek long-term capital appreciation. To do this,
                                         the Portfolio invests at least 80% of its net
                                         assets in a diversified mix of common stocks of
                                         mid size U.S. companies that are believed to be
                                         undervalued by various measures and offer good
                                         prospects for capital appreciation.

WELLINGTON MANAGEMENT COMPANY, LLP
   Mid Cap Stock Trust                   Seeks long-term growth of capital. To do this,
                                         the Portfolio invests at least 80% of its net
                                         assets in equity securities of medium-sized
                                         companies with significant capital appreciation
                                         potential.

   Small Cap Growth Trust                Seeks long-term capital appreciation. To do this,
                                         the Portfolio invests at least 80% of its net
                                         assets in small-cap companies that are believed
                                         to offer above-average potential for growth in
                                         revenues and earnings.

WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust                      Seeks to realize an above-average total return
                                         over a market cycle of three to five years,
                                         consistent with reasonable risk. To do this, the
                                         Portfolio invests at least 80% of its net assets
                                         in high yield securities, including corporate
                                         bonds, preferred stocks and U.S. Government and
                                         foreign securities.

(1) The Active Bond Trust is also subadvised by MFC Global Investment Management (U.S.), LLC.

(2) RREEF American L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust.

(3) Declaration Management and Research LLC is also a subadvisor for Managed Trust.

(4) "Standard & Poor's(R)," "S&P 500(R)," and "S&P MidCap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the INDEX Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. The S&P 500(R) is an unmanaged index representing 500 of the largest companies in the U.S. As of February 29, 2008, the mid cap range for S&P 500(R) was from $744 million to $468.29 billion, and for the S&P MidCap 400(R), was $302 million to $11.13 billion.

(5) MSCI All CountryWorld ex-US IndexSM" is a service mark of Morgan Stanley Capital International Inc. and its affiliates ("MSCI"). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 29, 2008, the market capitalization range of the Index was $56 million to $309 billion.

                           VI. The Accumulation Period

YOUR VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each Purchase Payment or transfer that you allocate to a Variable Investment Option purchases accumulation units of that Variable Investment Option. Similarly, each withdrawal or transfer that you take from a Variable Investment Option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

VALUATION OF ACCUMULATION UNITS

To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

                               dollar amount of transaction
                                        DIVIDED BY

value of one accumulation unit for the applicable Variable Investment Option at the time of such transaction

The value of each accumulation unit will change daily depending upon the investment performance of the Portfolio that corresponds to that Variable Investment Option and certain charges we deduct from such Investment Option.

Therefore, at any time prior to the Maturity Date, the total value of your Contract in a Variable Investment Option can be computed according to the following formula:

         number of accumulation units in the Variable Investment Options
                                      TIMES
value of one accumulation unit for the applicable Variable Investment Option at that time

                             VII. The Annuity Period

MATURITY DATE FOR DEFERRED ANNUITY CONTRACTS

If your Contract is a deferred Contract, it will specify the Maturity Date, when payments from one of our Annuity Options are scheduled to begin. You initially chose a Maturity Date when you completed your application for a Contract.

You may subsequently select an earlier Maturity Date or a later date, so long as it is not more than 5 years after the original Maturity Date. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences. Also, if you are selecting or changing your Maturity Date for a Contract issued under a Qualified Plan, special limits apply (see "IX. Federal Tax Matters"). The Annuity Service Office must receive your new selection at least 31 days prior to the new Maturity Date.

IMMEDIATE VARIABLE ANNUITY CONTRACTS

If your Contract is an immediate Contract, Variable Annuity payments will begin on a date mutually agreed upon between you and us. Normally, payments begin one month after the issue date of the Contract, but must begin within one year. Immediate Contracts may not be surrendered.

SELECTING AN ANNUITY OPTION

Each Contract provides, at the time of its issuance, for annuity payments to commence on the Maturity Date pursuant to Option A: "Life Annuity with Payments for a Guaranteed Period" for a 10 year period on a fixed basis (discussed under "Annuity Options".)

For immediate annuities, you selected the Annuity Option at the time you purchased the Contract.

If the initial monthly payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the total Surrender Value of your Contract on the date the initial payment would be payable. Such single payment would replace all other benefits. Alternatively, if you agree, we will make payments at quarterly, semi-annual, or annual intervals in place of monthly payments.

Subject to that $20 minimum limitation, your Beneficiary may elect an Annuity Option if:

     -    you have not made an election prior to the Annuitant's death;

     - the Beneficiary is entitled to payment of a death benefit of at least $2,000 in a single sum; and

     - the Beneficiary notifies us of the election prior to the date the proceeds become payable.

If the Contract Value, at death or surrender, is less than $2,000, no Annuity Option will be available.

Variable Monthly Annuity Payments

During the Annuity Period, the Contract Value must be allocated to no more than 4 Investment Options. During the Annuity Period, we offer annuity payments on a variable basis for each Variable Investment Option. If you are using more than 4 Investment Options on the Maturity Date, under a deferred Contract, we will divide your Contract's value (after deducting any premium tax charge that was not deducted from Purchase Payments) among the 4 Investment Options with the largest values, pro-rata based on the amount of the Contract Value that you have in each.

We determine the amount of the first variable monthly payment under any Variable Investment Option by using the applicable annuity purchase rate for the Annuity Option under which the payment will be made. The Contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the Annuitant or other payee.

The amount of each subsequent Variable Annuity payment under that Variable Investment Option depends upon the investment performance of that Variable Investment Option. Here's how it works:

     - we calculate the actual net investment return of the Variable Investment Option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments;

     - if that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one;

     - if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

Assumed Investment Rate

The assumed investment rate for any variable portion of your annuity payments will be 3 1/2% per year, except as follows.

You may elect an assumed investment rate of 5%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial Variable Annuity payment will also be higher. Eventually, however, the monthly Variable Annuity payments may be smaller than if you had elected a lower assumed investment rate.

ANNUITY OPTIONS

Two basic Annuity Options are available:

OPTION A - LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your Beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will determine the present value of the payments remaining in the guaranteed period. We will compute the present value using the same actuarial assumptions as we used in determining the amount of the initial annuity payment and using the Variable Investment Option values next computed after we receive due proof of death. Ordinarily, we will make the payment within 7 days thereafter.

Federal income tax requirements currently applicable to Contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated Beneficiary.

OPTION B - LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

Additional Option for immediate annuities: If your Contract is an immediate annuity Contract, we also make available a joint and last survivor life annuity. Under this annuity payment option, we make payments until both of two persons you name have died, but no minimum number of payments is guaranteed.


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                         VIII. Miscellaneous Provisions

VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

We compute the net investment return and accumulation unit values for each Variable Investment Option as of the end of each Business Day. On any date other than a Business Day, the accumulation unit value or Annuity Unit value will be the same as the value at the close of the next following Business Day.

DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER

If you did not purchase your Contract under a Qualified Plan (as that term is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions on the following page (if your Contract has joint Owners, these provision apply upon the death of the first to die).

In most cases, these provisions do not cause a problem if you are also the Annuitant under your policy. If you have designated someone other than yourself as the Annuitant, however, your heirs will have less discretion than you would have had in determining when and how the Contract's value would be paid out.

The Code imposes very similar distribution requirements on Contracts used to fund Qualified Plans. We provide the required provisions for Qualified Plans in separate disclosures and endorsements.

IF YOU DIE BEFORE ANNUITY PAYMENTS HAVE BEGUN:

     - if the Contract's designated Beneficiary is your surviving spouse, your spouse may continue the Contract in force as the Owner.

     - if the Beneficiary is not your surviving spouse or if the Beneficiary is your surviving spouse but chooses not to continue the Contract, the "entire interest" (as discussed below) in the Contract on the date of your death must be:

          -    paid out in full within five years of your death; or

          - applied in full towards the purchase of a life annuity on the Beneficiary with payments commencing within one year of your death.

     - If you are the last surviving Annuitant, as well as the Owner, the entire interest in the Contract on the date of your death equals the death benefit that then becomes payable. If you are the Owner but not the last surviving Annuitant, the entire interest equals:

          - the Surrender Value if paid out in full within five years of your death; or

          - the Contract Value applied in full towards the purchase of a life annuity on the Beneficiary with payments commencing within one year of your death.

IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN:

     - any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.

Notice of the death of an Owner or Annuitant should be furnished promptly to the Annuity Service Office.

ASSIGNMENT; CHANGE OF OWNER OR BENEFICIARY

To qualify for favorable tax treatment, certain Contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the Owner is a trustee under section 401(a) of the Code.

Subject to these limits, while the Annuitant is alive, you may designate someone else as the Owner by written notice to the Annuity Service Office. The Contract designates the person you choose as Beneficiary. You may change the Beneficiary by written notice no later than receipt of due proof of the death of the Annuitant.

Changes of Owner or Beneficiary will take effect when we receive them, whether or not you or the Annuitant is then alive. However, these changes are subject to:

     -    the rights of any assignees of record; and

     -    certain other conditions.

An assignment, pledge, or other transfer may be a taxable event (see "Tax Information" below). Therefore, you should consult a competent tax adviser before taking any such action.

WHO SHOULD HAVE PURCHASED A CONTRACT?

We designed these Contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Code. We also offered the Contracts for purchase under:

     - traditional individual retirement annuity plans ("Traditional IRAs") satisfying the requirements of Section 408 of the Code;

     -    non-deductible IRA plans ("Roth IRAs") satisfying the requirements of
          Section 408A of the Code;

     -    SIMPLE IRA plans adopted under Section 408(p) of the Code;

     - Simplified Employee Pension plans ("SEPs") adopted under Section 408(k) of the Code; and

     - annuity purchase plans adopted under Section 403(b) of the Code by public school systems and certain other tax-exempt organizations.

We did not offer the Contracts to every type of Qualified Plan, and we reserved the right not to offer the Contracts for all types of Qualified Plans in the future. In certain circumstances, we may have made the Contracts available for purchase under deferred compensation plans maintained by a state or political subdivision or tax exempt organization under Section 457 of the Code or by pension or profit-sharing plans qualified under section 401(a) of the Code. We provide general federal income tax information for Contracts purchased in connection with tax qualified retirement plans beginning in "IX. Federal Tax Matters."

When a Contract forms part of a Qualified Plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Additional requirements may apply to plans that cover a "self-employed individual" or an "owner-employee". Also, in some cases, certain requirements under "ERISA" (the Employee Retirement Income Security Act of 1974) may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an Owner otherwise would have under a Contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.

We may include certain requirements from the above sources in endorsements or Riders to the affected Contracts. In other cases, we do not. In no event, however, do we undertake to assure a Contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a Contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.

To accommodate "employer-related" pension and profit-sharing plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" pension or profit-sharing plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the John Hancock Annuities Service Center.

                             IX. Federal Tax Matters

INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

NON-QUALIFIED CONTRACTS

(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment until you have recovered your entire investment in the Contract. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

     - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

     - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

     - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

     - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

     - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - attributable to the Contract Owner becoming disabled (as defined in the tax law);

     - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

     - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

     -    made under a single-premium immediate annuity contract; or

     - made with respect to certain annuities issued in connection with structured settlement agreements.

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

Puerto Rico Non-Qualified Contracts

IF YOU ARE A RESIDENT OF PUERTO RICO, YOU SHOULD CONSULT A TAX ADVISER. Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS

(Contracts Purchased for a Qualified Plan including IRA's)

The Contracts are also available for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix B of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from

Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts intended for use under retirement plans qualified under section 403(b) of the Code, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.

Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001 and before December 31, 2007. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Rollovers and Transfers

If permitted under your plan, you may take a distribution:

     - from a traditional IRA and make a "tax-free" rollover to another traditional IRA;

     - from a traditional IRA and make a "tax-free" rollover to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;

     - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) and make a "tax-free" rollover to a traditional IRA;

     - from a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and make a "tax-free" rollover to any such plans.

In addition, if your spouse survives you, he or she is permitted to take a distribution from your tax-qualified retirement account and make a "tax-free" rollover to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. A beneficiary who is not your surviving spouse may take the amount distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a traditional IRA. The IRA is treated as an inherited IRA of the non-spouse beneficiary.

You may also make a taxable rollover from a traditional IRA to a Roth IRA. In addition, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return. This type of rollover is taxable.

In lieu of taking a distribution from your plan (including a Section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of plan assets.

Withholding on Rollover Distributions.

Eligible rollover distributions from a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan or a traditional IRA. A direct Transfer to a Roth IRA, however, will be treated as an eligible rollover distribution which may be subject to withholding. (See "Conversions and Rollovers to Roth IRAs," below.)

If you take a distribution from a Qualified Contract, we may have to take a withdrawal from your Contract Value, withhold it from you, and remit to the IRS. The amount we may be required to withhold is up to 20% of the taxable gain in the Contract. We treat any amount we withhold as a withdrawal from your Contract, which could result in a reduction of the guarantees and benefits you may have purchased under your Contract.

We do not need to withhold amounts if you provide us with information, on the forms we require for this purpose, that you wish to assign a Qualified Contract and/or transfer amounts from that Contract directly to another tax-qualified retirement plan. Similarly, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us, in lieu of making a distribution to you, if you wish to purchase a Qualified Contract. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU PURCHASED A CONTRACT FOR USE WITH A TAX-QUALIFIED RETIREMENT PLAN.

Conversions and Rollovers to Roth IRAs

You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

     -    you have adjusted gross income over $100,000; or

     -    you are a married tax payer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.

If you convert a Contract issued as a traditional IRA (or other type of Qualified Contract, if permitted under your plan) to a Roth IRA, or instruct us to transfer a rollover amount from a Qualified Contract to a Roth IRA, you may instruct us to not withhold any of the conversion for taxes and remittance to the IRS. A direct rollover or conversion is not subject to mandatory tax withholding, even if the distribution is includible in gross income. If you do instruct us to withhold for taxes when converting an existing Contract to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract, which could result in a reduction of the guarantees and benefits you may have purchased under your Contract.

You may find it advantageous to pay the tax due from resources other than your retirement plan assets if you wish to purchase a Contract for use as a Roth IRA through a rollover from that retirement plan. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.

Loans

A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                           X. Performance Information

We may advertise total return information about investments made in the Variable Investment Options. We refer to this information as "Separate Account level" performance. In our Separate Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable Variable Investment Option.

Total return at the Separate Account level is the percentage change between:

     - the value of a hypothetical investment in a Variable Investment Option at the beginning of the relevant period; and

     -    the value at the end of such period.

At the Separate Account level, total return reflects adjustments for:

     -    any sales charges deducted from Purchase Payments;

     -    the mortality and expense risk charges;

     -    any administrative charge; and

     -    any annual Contract fee.

Total return at the Separate Account level does not, however, reflect any premium tax charges. Total return at the Separate Account level will be lower than that at the John Hancock Trust level where comparable charges are not deducted.

We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it will not reflect any sales charges or annual fees and it may be for additional durations.

We may advertise "current yield" and "effective yield" for investments in the Money Market Investment Option. Current yield refers to the income earned on your investment in the Money Market Investment Option over a 7-day period and then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

Current yield and effective yield reflect all the recurring charges at the Separate Account level, but will not reflect any premium tax or any sales charge.

                                   XI. Reports

At least annually, we will send you (1) a report showing the number and value of the accumulation units in your Contract and (2) the financial statements of the John Hancock Trust.

                             XII. Voting Privileges

At meetings of the John Hancock Trust's shareholders, we will generally vote all the shares of each Portfolio that we hold in the Separate Account in accordance with instructions we receive from the Owners of Contracts that participate in the corresponding Variable Investment Option.

                              XIII. Certain Changes

Changes to the Separate Account

We reserve the right, subject to applicable law, including any required shareholder approval:

     - to transfer assets that we determine to be your assets from the Separate Account to another Separate Account or Investment Option by withdrawing the same percentage of each investment in the Separate Account with proper adjustments to avoid odd lots and fractions;

     -    to add or delete Variable Investment Options;

     -    to change the underlying investment vehicles;

     -    to operate the Separate Account

     -    in any form permitted by law; and

     - to terminate the Separate Account's registration under the 1940 Act, if such registration should no longer be legally required.

Unless otherwise required under applicable laws and regulations, notice to or approval of Owners will not be necessary for us to make such changes.

Variations in Charges or Rates for Eligible Classes

We may allow a reduction in or the elimination of any Contract charges. The affected Contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the Contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the Contracts.

The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

     -    the size of the initial Purchase Payment;

     -    the size of the group or class;

     - the total amount of Purchase Payments expected to be received from the group or class and the manner in which the Purchase Payments are remitted;

     - the nature of the group or class for which the Contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

     - the purpose for which the Contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced; or

     - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class.

We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time. Any variation in charges or rates will reflect differences in costs and services, will apply uniformly to all prospective Contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any Owner. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective Contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any Owner.

                         XIV. Distribution of Contracts

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company and an affiliate of ours, is the principal underwriter and distributor of the Contract interests offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contract and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the Financial Industry Regulatory Authority ("FINRA," formerly the National Association of Securities Dealers, Inc., or "NASD").

We offered the Contract for sale through broker-dealers that entered into selling agreements for the sale of the Contracts. Broker-dealers sold the Contract through their registered representatives who have been appointed by us to act as our insurance agents. Signator Investors, Inc. ("Signator"), a subsidiary of John Hancock Life Insurance Company, or any of its affiliates that is registered under the 1934 Act and a member of FINRA, may also have offered the Contract.

JH Distributors may pay on-going compensation to broker-dealers in connection with the sale or servicing of a Contract. In turn, the broker-dealers pay a portion of the compensation to their registered representatives, under their own arrangements. We do not expect the total compensation paid to such broker-dealers to exceed 3.0% of Purchase Payments. Signator compensated its registered representatives for sales of the Contracts on a commission and fee service basis. We may also reimburse Signator for direct and indirect expenses actually incurred in connection with the distribution of these Contracts.

Signator representatives may have received additional cash or non-cash incentives (including expenses for conference or seminar trips and certain gifts) in connection with the sale of Contracts issued by us. From time to time, Signator, at its expense, may also have provided significant additional amounts to broker dealers or other financial services firms which sold or arranged for the sale of the Contracts. Such compensation may have included, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and/or other events or activities sponsored by the financial services firms. As a consequence of such additional compensation, representatives and financial services firms, including but not limited to Signator and its representatives, may have been motivated to sell our Contracts instead of contracts issued by other insurance companies.

We or our affiliates may provide compensation to broker-dealers for providing on-going service in relation to Contracts that have already been purchased. The amount and timing of compensation we or our affiliates may provide may vary, but total compensation paid to broker-dealers with respect to the Contracts is not expected to exceed the amount of compensation for distribution of the Contracts as described in this Prospectus.

       APPENDIX A: Illustrative Contract Value and Annuity Payment Tables

The following tables present illustrative periodic Contract Values and annuity payments that would have resulted under a Contract described in this Prospectus had such values and payments been based exclusively upon the investment experience of the nine specified Variable Investment Options, assuming investment by each of those Investment Options in the corresponding Portfolio of the John Hancock Trust and its predecessors during the periods shown. We have not illustrated the other Investment Options because of the limited time that they have been available. The Contracts described in this Prospectus were first offered in 1990.

For the years ended December 31, 1986 (and prior thereto), we have calculated the values based upon the actual investment results of the three corresponding variable life insurance managed Separate Accounts which were the predecessors to the Growth & Income, Active Bond, and Money Market Portfolios, as if the Portfolio had been in existence prior to March 28, 1986, the date of its reorganization.

In the tables, we assume:

     - the Owner made a single Purchase Payment of $10,000, net of any deductions from Purchase Payments;

     - charges have been assessed at annual rate of 1.00% for mortality and expense risks and administrative services; and

     - actual investment management fees and other Portfolio expenses for the periods illustrated have also been assessed.

Absent expense reimbursements by John Hancock to certain of the Portfolios for some periods, the values illustrated would have been lower.

WHAT THE TABLES ILLUSTRATE

Subject to the foregoing, each Table I presents, at yearly intervals, the illustrative periodic Contract Values for each Variable Investment Option which would have resulted under a Contract, if the Owner had made a net single Purchase Payment of $10,000. The Contract Values are based upon the investment performance of the corresponding Portfolio.

Subject to the foregoing, each Table II indicates, at annual intervals, illustrative monthly Variable Annuity payments for each Variable Investment Option which would have been received by an Annuitant or other payee, assuming that an initial annuity payment of $100 was received in the month and year indicated. The form of annuity illustrated is a life annuity with payments guaranteed for 10 years.

The results shown should not be considered a representation of the future. A program of the type illustrated in the tables does not assure a profit or protect against depreciation in declining markets.

The tables do not reflect the mergers on April 29, 2005 of underlying Portfolios of the John Hancock Variable Series Trust I with series of the John Hancock Trust. As a result of these mergers, the Variable Investment Options shown in the tables are funded in the current Variable Investment Options shown below:

      VARIABLE INVESTMENT OPTION             VARIABLE INVESTMENT OPTION
            BEFORE MERGER                           AFTER MERGER
(VARIABLE OPTION SHOWN IN THE TABLES)   (CURRENT VARIABLE INVESTMENT OPTION)
-------------------------------------   ------------------------------------
GROWTH & INCOME                         GROWTH & INCOME II
LARGE CAP GROWTH                        BLUE CHIP GROWTH
MID CAP GROWTH                          MID CAP STOCK
INTERNATIONAL EQUITY INDEX              INTERNATIONAL EQUITY INDEX
REAL ESTATE  EQUITY                     REAL ESTATE SECURITIES
MANAGED                                 MANAGED
SHORT-TERM BOND                         SHORT-TERM BOND
ACTIVE BOND                             ACTIVE BOND
MONEY MARKET                            MONEY MARKET B

            GROWTH & INCOME TRUST (FORMERLY GROWTH & INCOME II TRUST)

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Contract Had Been Issued January 2, 1975

                             CONTRACT
                           ON DECEMBER
CONTRACT YEAR COMMENCING   OF THE SAME
------------------------   -----------
January 1975............   $ 12,819.53
January 1976............     14,966.77
January 1977............     13,228.07
January 1978............     13,894.65
January 1979............     15,986.35
January 1980............     20,643.34
January 1981............     20,623.76
January 1982............     26,146.27
January 1983............     31,543.15
January 1984............     32,710.95
January 1985............     43,647.01
January 1986............     50,007.66
January 1987............     51,447.97
January 1988............     59,612.93
January 1989............     76,444.82
January 1990............     77,614.58
January 1991............     96,797.30
January 1992............    104,360.16
January 1993............    117,099.31
January 1994............    115,292.09
January 1995............    153,196.33
January 1996............    182,154.79
January 1997............    234,162.54
January 1998............    301,957.33
January 1999............    347,462.43
January 2000............    299,137.48
January 2001............    251,482.37
January 2002............    194,562.86
January 2003............    240,537.19
January 2004............    265,348.91
January 2005............    287,518.16
January 2006............    322,224.89
January 2007............    333,407.05

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Payment of $100 in January 1975

                            PAYMENT
MONTH                      FOR MONTH
------------------------   ---------
January 1975............   $  100.00
January 1976............      126.56
January 1977............      141.12
January 1978............      123.05
January 1979............      125.58
January 1980............      139.22
January 1981............      172.58
January 1982............      167.75
January 1983............      204.49
January 1984............      235.65
January 1985............      237.41
January 1986............      307.45
January 1987............      348.17
January 1988............      347.67
January 1989............      384.54
January 1990............      456.19
January 1991............      462.96
January 1992............      530.83
January 1993............      583.54
January 1994............      631.13
January 1995............      602.56
January 1996............      768.39
January 1997............      888.58
January 1998............    1,057.92
January 1999............    1,363.39
January 2000............    1,512.89
January 2001............    1,261.07
January 2002............    1,023.31
January 2003............      784.10
January 2004............      906.11
January 2005............      974.99
January 2006............    1,108.55
January 2007............    1,179.39

The amounts shown are based on the investment performance of the Growth & Income Trust, and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax (see text preceding these tables).

             BLUE CHIP GROWTH TRUST (FORMERLY LARGE CAP GROWTH FUND)

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued November 24, 1987

                             CONTRACT
                           ON DECEMBER
CONTRACT YEAR COMMENCING   OF THE SAME
------------------------   -----------
November 1987...........    $10,243.87
November 1988...........     11,672.16
November 1989...........     14,984.57
November 1990...........     15,863.60
November 1991...........     19,703.88
November 1992...........     21,447.52
November 1993...........     24,167.30
November 1994...........     23,693.18
November 1995...........     30,879.50
November 1996...........     36,157.66
November 1997...........     46,879.34
November 1998...........     64,751.95
November 1999...........     79,537.96
November 2000...........     64,661.60
November 2001...........     52,789.20
November 2002...........     37,722.94
November 2003...........     46,916.02
November 2004...........     53,418.58
November 2005...........     55,784.12
November 2006...........     60,523.07
November 2007...........     67,602.50

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in November 1987

                            PAYMENT
MONTH                      FOR MONTH
------------------------   ---------
November 1987...........    $100.00
November 1988...........     110.03
November 1989...........     136.28
November 1990...........     137.37
November 1991...........     166.67
November 1992...........     172.30
November 1993...........     194.03
November 1994...........     187.96
November 1995...........     225.70
November 1996...........     262.60
November 1997...........     322.91
November 1998...........     389.63
November 1999...........     490.15
November 2000...........     466.10
November 2001...........     324.16
November 2002...........     238.11
November 2003...........     261.61
November 2004...........     263.94
November 2005...........     278.41
November 2006...........     285.81
November 2007...........     295.95

The amounts shown above are based on the investment performance of the Blue Chip Growth Trust and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax (see text preceding the tables).

               MID CAP STOCK TRUST (FORMERLY MID CAP GROWTH FUND)

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued September 23, 1994

                             CONTRACT
                           ON DECEMBER
CONTRACT YEAR COMMENCING   OF THE SAME
------------------------   -----------
September 1994..........    $ 9,873.21
September 1995..........     13,290.44
September 1996..........     17,150.23
September 1997..........     17,576.34
September 1998..........     18,377.45
September 1999..........     19,131.08
September 2000..........     20,692.61
September 2001..........     21,065.88
September 2002..........     16,449.42
September 2003..........     23,919.36
September 2004..........     26,445.24
September 2005..........     29,204.33
September 2006..........     32,861.99
September 2007..........     40,212.11

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in September 1994

                            PAYMENT
MONTH                      FOR MONTH
------------------------   ---------
September 1994..........    $100.00
September 1995..........     125.93
September 1996..........     100.11
September 1997..........     108.25
September 1998..........      91.17
September 1999..........     104.81
September 2000..........     119.41
September 2001..........      95.40
September 2002..........      84.81
September 2003..........     109.99
September 2004..........     114.25
September 2005..........     121.91
September 2006..........     133.95
September 2007..........     168.16

The amounts shown are based on the investment performance of the Mid Cap Stock Trust and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax (see text preceding the tables).

 INTERNATIONAL EQUITY INDEX TRUST B (FORMERLY, INTERNATIONAL EQUITY INDEX FUND)

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued February 10, 1989

                             CONTRACT
                           ON DECEMBER
CONTRACT YEAR COMMENCING   OF THE SAME
------------------------   -----------
February 1989...........    $11,110.62
February 1990...........     10,127.48
February 1991...........     12,370.78
February 1992...........     12,046.28
February 1993...........     15,754.62
February 1994...........     14,645.35
February 1995...........     15,661.96
February 1996...........     16,931.02
February 1997...........     15,921.47
February 1998...........     19,045.02
February 1999...........     24,676.49
February 2000...........     20,175.26
February 2001...........     15,919.99
February 2002...........     13,368.41
February 2003...........     18,792.96
February 2004...........     22,373.02
February 2005...........     25,880.31
February 2006...........     32,569.01
February 2007...........     37,347.11

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in February 1989

                            PAYMENT
MONTH                      FOR MONTH
------------------------   ---------
February 1989...........    $100.00
February 1990...........      97.16
February 1991...........      94.91
February 1992...........     110.05
February 1993...........     104.61
February 1994...........     132.23
February 1995...........     111.18
February 1996...........     123.60
February 1997...........     124.89
February 1998...........     118.04
February 1999...........     134.24
February 2000...........     157.26
February 2001...........     134.62
February 2002...........      95.84
February 2003...........      79.06
February 2004...........     112.88
February 2005...........     125.58
February 2006...........     146.82
February 2007...........     173.69

The amounts shown above are based on the investment performance of the International Equity Index Trust B and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax (see text preceding the tables).

        REAL ESTATE SECURITIES TRUST (FORMERLY, REAL ESTATE EQUITY FUND)

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued February 14, 1989

                             CONTRACT
                           ON DECEMBER
CONTRACT YEAR COMMENCING   OF THE SAME
------------------------   -----------
February 1989...........    $10,411.79
February 1990...........      8,096.26
February 1991...........     10,702.17
February 1992...........     12,292.76
February 1993...........     14,276.57
February 1994...........     14,539.50
February 1995...........     16,166.74
February 1996...........     21,298.75
February 1997...........     24,717.57
February 1998...........     20,383.04
February 1999...........     19,839.95
February 2000...........     25,775.29
February 2001...........     27,204.25
February 2002...........     27,298.89
February 2003...........     36,999.37
February 2004...........     49,997.25
February 2005...........     55,276.65
February 2006...........     75,615.02
February 2007...........     63,214.31

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity payment of $100 in February 1989

                            PAYMENT
MONTH                      FOR MONTH
------------------------   ---------
February 1989...........    $100.00
February 1990...........      96.30
February 1991...........      92.57
February 1992...........     108.51
February 1993...........     126.01
February 1994...........     130.20
February 1995...........     123.76
February 1996...........     137.81
February 1997...........     175.38
February 1998...........     189.63
February 1999...........     151.92
February 2000...........     147.25
February 2001...........     181.03
February 2002...........     187.32
February 2003...........     175.17
February 2004...........     242.80
February 2005...........     293.74
February 2006...........     345.24
February 2007...........     478.98

The amounts shown above are based on the investment performance of the Real Estate Securities Trust, and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax (see text preceding the tables).

                     MANAGED TRUST (FORMERLY, MANAGED FUND)

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued November 9, 1987

                             CONTRACT
                           ON DECEMBER
CONTRACT YEAR COMMENCING   OF THE SAME
------------------------   -----------
November 1987...........    $10,232.71
November 1988...........     11,334.40
November 1989...........     13,393.61
November 1990...........     13,801.74
November 1991...........     16,668.31
November 1992...........     17,775.86
November 1993...........     19,642.61
November 1994...........     19,013.90
November 1995...........     23,925.00
November 1996...........     26,225.50
November 1997...........     30,829.41
November 1998...........     36,754.85
November 1999...........     39,701.07
November 2000...........     39,316.18
November 2001...........     37,818.45
November 2002...........     32,487.31
November 2003...........     38,276.00
November 2004...........     40,997.43
November 2005...........     41,188.51
November 2006...........     44,360.80
November 2007...........     44,780.43

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in November 1987

                            PAYMENT
MONTH                      FOR MONTH
------------------------   ---------
November 1987...........    $100.00
November 1988...........     110.31
November 1989...........     122.50
November 1990...........     116.05
November 1991...........     138.23
November 1992...........     144.88
November 1993...........     159.94
November 1994...........     150.55
November 1995...........     174.23
November 1996...........     187.50
November 1997...........     210.04
November 1998...........     231.57
November 1999...........     253.31
November 2000...........     254.92
November 2001...........     221.72
November 2002...........     194.22
November 2003...........     212.49
November 2004...........     216.14
November 2005...........     230.32
November 2006...........     254.74
November 2007...........     268.10

The amounts shown above are based on the investment performance of the Managed Trust, and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax (see text preceding the tables).

              SHORT-TERM BOND TRUST (FORMERLY SHORT-TERM BOND FUND)

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued September 23, 1994

                            CONTRACT
                           ON DECEMBER
CONTRACT YEAR COMMENCING   OF THE SAME
------------------------   -----------
September 1994..........    $9,874.31
September 1995..........    10,900.40
September 1996..........    11,181.21
September 1997..........    11,779.75
September 1998..........    12,340.88
September 1999..........    12,580.32
September 2000..........    13,448.60
September 2001..........    14,392.18
September 2002..........    15,057.47
September 2003..........    15,319.65
September 2004..........    15,382.46
September 2005..........    15,559.51
September 2006..........    16,819.25
September 2007..........    17,193.89

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in September 1994

                            PAYMENT
MONTH                      FOR MONTH
------------------------   ---------
September 1994..........    $100.00
September 1995..........     103.33
September 1996..........     103.12
September 1997..........     104.97
September 1998..........     107.33
September 1999..........     105.61
September 2000..........     107.14
September 2001..........     113.16
September 2002..........     113.88
September 2003..........     112.72
September 2004..........     109.76
September 2005..........     106.72
September 2006..........     106.20
September 2007..........     105.60

The amounts shown above are based on the investment performance of the Short-Term Bond Trust, and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax (see text preceding the tables).

                  ACTIVE BOND TRUST (FORMERLY ACTIVE BOND FUND)

 TABLE  I--Accumulation   Period--Illustrative  Contract  Values
 Which Would Have  Resulted If a $10,000 Net Purchase  Payment
 Contract Had Been Issued June 2, 1980

                             CONTRACT
                           ON DECEMBER
CONTRACT YEAR COMMENCING   OF THE SAME
------------------------   -----------
June 1980...............    $10,253.83
June 1981...............     10,562.69
June 1982...............     13,469.69
June 1983...............     14,149.83
June 1984...............     16,041.33
June 1985...............     19,306.75
June 1986...............     21,698.31
June 1987...............     22,052.03
June 1988...............     23,615.72
June 1989...............     26,354.41
June 1990...............     28,015.98
June 1991...............     32,360.46
June 1992...............     34,492.94
June 1993...............     37,828.50
June 1994...............     36,490.86
June 1995...............     43,187.99
June 1996...............     44,514.03
June 1997...............     48,526.20
June 1998...............     51,999.07
June 1999...............     50,997.13
June 2000...............     55,799.93
June 2001...............     59,592.35
June 2002...............     63,505.27
June 2003...............     67,187.70
June 2004...............     67,110.81
June 2005...............     18,377.84
June 2006...............     74,037.00
June 2007...............     76,531.70

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in June 1980

                            PAYMENT
MONTH                      FOR MONTH
------------------------   ---------
June 1980...............    $100.00
June 1981...............      96.41
June 1982...............     105.17
June 1983...............     126.21
June 1984...............     120.98
June 1985...............     145.80
June 1986...............     165.31
June 1987...............     166.02
June 1988...............     172.28
June 1989...............     181.81
June 1990...............     187.02
June 1991...............     200.83
June 1992...............     215.21
June 1993...............     230.96
June 1994...............     224.68
June 1995...............     238.43
June 1996...............     243.64
June 1997...............     251.72
June 1998...............     268.27
June 1999...............     267.59
June 2000...............     256.51
June 2001...............     278.81
June 2002...............     283.60
June 2003...............     302.32
June 2004...............     291.83
June 2005...............     302.84
June 2006...............     290.21
June 2007...............     295.47

The amounts shown above are based on the investment performance of the Active Bond Trust, and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax (see text preceding these tables).

                MONEY MARKET TRUST B (FORMERLY MONEY MARKET FUND)

TABLE  I--Accumulation   Period--Illustrative   Contract  Values
Which Would Have  Resulted If a $10,000 Net  Purchase  Payment
Contract Had Been Issued May 13, 1982

                            CONTRACT
                           ON DECEMBER
CONTRACT YEAR COMMENCING   OF THE SAME
------------------------   -----------
May 1982................    $10,482.07
May 1983................     11,284.20
May 1984................     12,347.06
May 1985................     13,220.57
May 1986................     13,966.07
May 1987................     14,753.07
May 1988................     15,728.09
May 1989................     17,018.30
May 1990................     18,236.49
May 1991................     19,134.07
May 1992................     19,633.92
May 1993................     20,034.00
May 1994................     20,646.91
May 1995................     21,624.81
May 1996................     22,551.19
May 1997................     23,545.36
May 1998................     24,579.76
May 1999................     25,565.94
May 2000................     26,907.45
May 2001................     27,686.98
May 2002................     27,816.98
May 2003................     27,803.15
May 2004................     27,781.98
May 2005................     28,364.69
May 2006................     29,404.68
May 2007................     30,519.95

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in May 1982

                            PAYMENT
MONTH                      FOR MONTH
------------------------   ---------
May 1982................    $100.00
May 1983................     103.76
May 1984................     108.45
May 1985................     114.21
May 1986................     117.81
May 1987................     119.65
May 1988................     122.42
May 1989................     127.07
May 1990................     132.40
May 1991................     136.49
May 1992................     137.10
May 1993................     135.53
May 1994................     133.62
May 1995................     134.22
May 1996................     135.58
May 1997................     136.62
May 1998................     137.90
May 1999................     138.78
May 2000................     139.92
May 2001................     142.15
May 2002................     139.49
May 2003................     135.16
May 2004................     130.43
May 2005................     126.74
May 2006................     125.77
May 2007................     126.33

The amounts shown are based on the investment performance of the Money Market Trust B, and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax (see text preceding these tables).

                        APPENDIX B: QUALIFIED PLAN TYPES

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

The Contract may be issued with a death benefit. The presence of such benefit may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.

Distributions

In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the distribution.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

     -    made after the Owner attains age 59 1/2;

     -    made after the Owner's death;

     -    attributable to the Owner being disabled; or

     -    a qualified first-time homebuyer distribution within the meaning of
          Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may (subject to constraints explained below under "Conversion or Direct Rollover to a Roth IRA") accept a "qualified rollover contribution" from another Roth IRA, a traditional IRA, a qualified retirement plan described in Section 401(a) or 403(a) of the Code, a tax-sheltered annuity contract described in Section 403(b) of the Code, or an eligible deferred compensation plan maintained by a governmental employer under Section 457(b) of the Code.

If the Contract is issued with certain death benefits, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.

Conversion or Direct Rollover to a Roth IRA

You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

     -    you have adjusted gross income over $100,000; or

     -    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. If the converted or rollover amount is held in an annuity contract issued by us, we may have to withhold (make a contract withdrawal and remit to the IRS) up to 20% of the taxable gain in the contract. You may find it advantageous to pay the tax due on the conversion from resources outside of the annuity contract in order to avoid any benefit reduction. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.

SIMPLE IRA PLANS

In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. EMPLOYERS INTENDING TO USE THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SEEK INDEPENDENT TAX ADVICE.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." PURCHASERS OF THE CONTRACTS FOR SUCH PURPOSES SHOULD SEEK COMPETENT ADVICE AS TO ELIGIBILITY, LIMITATIONS ON PURCHASE PAYMENTS, AND OTHER TAX CONSEQUENCES. In particular, purchasers should note that some Contracts may have offered death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of such a death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If your Contract was issued with such a death benefit, the presence of that benefit may increase the amount of any required minimum distributions that must be made.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

     - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

     -    earnings on those contributions; and

     - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account).

Final regulations concerning tax sheltered annuity contracts became effective on July 26, 2007, but are generally applicable for tax years beginning after December 31, 2008. These regulations require the employer to adopt a written defined contribution plan which, in both form and operation, satisfies the requirements of the regulations. The regulations specify that any transfer of a 403(b) annuity contract for another 403(b) annuity contract occurring after September 24, 2007 will not be treated as a taxable distribution providing the employer and the company issuing the new contract have agreed to share information concerning the employee's employment status, hardship distributions and loans, if any.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. Some Contracts may have offered death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of such a death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If your Contract was issued with such a death benefit or such benefits were provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. EMPLOYERS INTENDING TO USE THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SEEK INDEPENDENT ADVICE.

Minimum distribution to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                   APPENDIX U: Accumulation Unit Value Tables

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of Accumulation Units for each Variable Investment Option during the periods shown.

We use Accumulation Units to measure the value of your investment in a particular Variable Investment Option. Each Accumulation Unit reflects the value of underlying shares of a particular Portfolio (including dividends and distributions made by that Portfolio), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges).

Accommodator

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

              ACCUMULATION UNIT VALUES-ACCOMODATOR VARIABLE ANNUITY

                                       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR      YEAR      YEAR      YEAR      YEAR
                                      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED     ENDED     ENDED     ENDED
                                     12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                                     -------- -------- -------- -------- -------- -------- --------- --------- --------- ---------
500 INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year               22.65    19.80    19.11       --       --       --        --        --        --        --
   Value at End of Year                 23.61    22.65    19.80       --       --       --        --        --        --        --
   No. of Units                        24,622   29,887   35,595       --       --       --        --        --        --        --

ACTIVE BOND FUND (MERGED INTO ACTIVE BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 1-01-1996)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --    67.19    63.51    59.59     55.80     51.00     52.00     48.53
   Value at End of Year                    --       --       --    69.95    67.19    63.51     59.59     55.80     51.00     52.00
   No. of Units                            --       --       --  758,455  834,666  922,648 1,015,815 1,231,194 1,417,799 1,594,988

ACTIVE BOND TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year               74.04    71.27    69.95       --       --       --        --        --        --        --
   Value at End of Year                 76.53    74.04    71.27       --       --       --        --        --        --        --
   No. of Units                       493,661  558,881  633,599       --       --       --        --        --        --        --

BLUE CHIP GROWTH TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year               38.40    35.40    33.42       --       --       --        --        --        --        --
   Value at End of Year                 42.90    38.40    35.40       --       --       --        --        --        --        --
   No. of Units                        62,493   66,021   60,444       --       --       --        --        --        --        --

BOND INDEX FUND (REPLACED BY BOND INDEX TRUST B EFF 4-29-05)(NOW TOTAL BOND MARKET TRUST B) - NAV SHARES (units first credited
   11-30-1998)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --    12.73    12.41    11.40     10.69      9.65     10.01     10.00
   Value at End of Year                    --       --       --    13.11    12.73    12.41     11.40     10.69      9.65     10.01
   No. of Units                            --       --       --   26,033   34,821   43,567    15,175     2,802     4,722        --

CAPITAL APPRECIATION TRUST - NAV SHARES (units first credited 4-29-2006)
Contracts with no Optional Benefits
   Value at Start of Year               12.12    11.77       --       --       --       --        --        --        --        --
   Value at End of Year                 13.41    12.12       --       --       --       --        --        --        --        --
   No. of Units                        22,745   27,034       --       --       --       --        --        --        --        --

EARNINGS GROWTH FUND (REPLACED BY LARGE CAP GROWTH TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1996)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --    11.50     9.31    13.91     22.27     35.07     16.23     11.78
   Value at End of Year                    --       --       --    11.69    11.50     9.31     13.91     22.27     35.07     16.23
   No. of Units                            --       --       --   45,685   55,799   64,389    87,167   124,273   115,765    29,520

EQUITY INDEX FUND (REPLACED BY 500 INDEX TRUST B EFF 4-29-05) - NAV SHARES (units first credited 5-01-1996)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --    17.44    13.71    17.83     20.46     22.74     18.91     14.92
   Value at End of Year                    --       --       --    19.11    17.44    13.71     17.83     20.46     22.74     18.97
   No. of Units                            --       --       --   54,121   55,434   53,261    67,243    76,010    70,252    71,549

EQUITY-INCOME TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year               26.34    22.34    21.70       --       --       --        --        --        --        --
   Value at End of Year                 26.96    26.34    22.34       --       --       --        --        --        --        --
   No. of Units                        43,155   43,242   46,609       --       --       --        --        --        --        --

FUNDAMENTAL VALUE FUND (REPLACED BY EQUITY-INCOME TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-2001)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --     9.76     7.66     9.37     10.00        --        --        --
   Value at End of Year                    --       --       --    11.17     9.76     7.66      9.37        --        --        --
   No. of Units                            --       --       --   20,042   23,075   28,042    29,770        --        --        --


Accommodator

                                       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR      YEAR      YEAR      YEAR      YEAR
                                      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED     ENDED     ENDED     ENDED
                                     12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                                     -------- -------- -------- -------- -------- -------- --------- --------- --------- ---------
GLOBAL BOND FUND (REPLACED BY GLOBAL BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1996)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --    17.50    15.25    12.96     13.29     11.98     12.37     11.44
   Value at End of Year                    --       --       --    19.17    17.50    15.25     12.96     13.29     11.98     12.37
   No. of Units                            --       --       --   21,038   24,678   36,059    20,313    24,868    34,953    38,188

GLOBAL BOND TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year               18.35    17.60    19.17       --       --       --        --        --        --        --
   Value at End of Year                 19.91    18.35    17.60       --       --       --        --        --        --        --
   No. of Units                         4,039   30,970   36,269       --       --       --        --        --        --        --

GROWTH & INCOME FUND (MERGED INTO GROWTH & INCOME TRUST II EFF 4-29-05)(NOW GROWTH & INCOME TRUST) - NAV SHARES (units first credited prior to 1-1-96)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --   147.15   119.03   153.85    183.00    212.57    184.73    143.25
   Value at End of Year                    --       --       --   162.33   147.15   119.03    153.85    183.00    212.57    184.73
   No. of Units                            --       --       --  810,926  895,235  983,201 1,124,028 1,409,435 1,577,363 1,716,718

GROWTH & INCOME TRUST (FORMERLY GROWTH & INCOME TRUST II) - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year              197.13   175.89   162.33       --       --       --        --        --        --        --
   Value at End of Year                203.97   197.13   175.89       --       --       --        --        --        --        --
   No. of Units                       541,901  611,836  671,184       --       --       --        --        --        --        --

HIGH YIELD BOND FUND (REPLACED BY HIGH YIELD TRUST EFF 4-29-05) - NAV SHARES (units first credited 11-30-1998)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --    10.02     8.69     9.19      9.09     10.29      9.89     10.00
   Value at End of Year                    --       --       --    10.73    10.02     8.69      9.19      9.09     10.29      9.89
   No. of Units                            --       --       --   38,541    3,934    6,606    11,131     1,541     1,166        --

HIGH YIELD TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year               12.06    11.03    10.73       --       --       --        --        --        --        --
   Value at End of Year                 12.14    12.06    11.03       --       --       --        --        --        --        --
   No. of Units                         3,774    4,499    4,416       --       --       --        --        --        --        --

INTERNATIONAL EQUITY INDEX FUND (REPLACED BY INTERNATIONAL EQUITY INDEX TRUST B EFF 4-29-05) - NAV SHARES (units first credited prior to 1-1-96)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --    18.03    12.83    15.28     19.36     23.68     18.28     15.28
   Value at End of Year                    --       --       --    21.47    18.03    12.83     15.28     19.36     23.68     18.28
   No. of Units                            --       --       --   51,826   50,512   53,085    58,969    66,007    70,792    85,615

INTERNATIONAL EQUITY INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year               31.25    24.83    21.47       --       --       --        --        --        --        --
   Value at End of Year                 35.84    31.25    24.83       --       --       --        --        --        --        --
   No. of Units                        25,585   40,813   39,016       --       --       --        --        --        --        --

LARGE CAP GROWTH FUND (REPLACED BY BLUE CHIP GROWTH TRUST EFF 4-29-05) - NAV SHARES (units first credited 1-01-1996)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --    32.35    26.01    36.40     44.59     54.85     44.65     32.33
   Value at End of Year                    --       --       --    33.42    32.35    26.01     36.40     44.59     54.85     44.65
   No. of Units                            --       --       --   87,413   94,388   99,587   134,507   170,004   166,041   169,917

LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-2006) - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --    11.69       --       --       --        --        --        --        --
   Value at End of Year                    --       --    11.77       --       --       --        --        --        --        --
   No. of Units                            --       --   77,853       --       --       --        --        --        --        --

LARGE CAP VALUE FUND (REPLACED BY EQUITY-INCOME TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1996)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --    19.06    15.34    17.86     17.82     15.93     15.58     14.40
   Value at End of Year                    --       --       --    21.70    19.06    15.34     17.86     17.82     15.93     15.58
   No. of Units                            --       --       --   45,021   36,939   35,615    33,416    45,934    46,760    38,080

Accommodator

                                       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR      YEAR      YEAR      YEAR      YEAR
                                      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED     ENDED     ENDED     ENDED
                                     12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                                     -------- -------- -------- -------- -------- -------- --------- --------- --------- ---------
MANAGED FUND (MERGED INTO MANAGED TRUST EFF 4-29-05) - NAV SHARES (units first credited 1-01-1996)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --    29.85    25.33    29.49     30.66     30.96     28.66     24.04
   Value at End of Year                    --       --       --    31.97    29.85    25.33     29.49     30.66     30.96     28.66
   No. of Units                            --       --       --  357,615  402,945  446,608   496,182   665,873   762,902   852,132

MANAGED TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year               34.59    32.51    31.97       --       --       --        --        --        --        --
   Value at End of Year                 34.92    34.59    32.51       --       --       --        --        --        --        --
   No. of Units                       138,148  162,394  194,718       --       --       --        --        --        --        --

MID CAP GROWTH FUND (REPLACED BY MID CAP STOCK TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1996)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --    15.42    10.60    13.58     13.34     12.33     11.85     11.33
   Value at End of Year                    --       --       --    17.05    15.42    10.60     13.58     13.34     12.33     11.85
   No. of Units                            --       --       --   52,584   33,027   23,824    25,875    43,123    40,532    69,766

MID CAP STOCK TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year               22.38    19.89    17.05       --       --       --        --        --        --        --
   Value at End of Year                 27.39    22.38    19.89       --       --       --        --        --        --        --
   No. of Units                        14,614   16,422   19,429       --       --       --        --        --        --        --

MID CAP VALUE B FUND (FORMERLY SMALL/MIDCAP CORE FUND)(MERGED INTO MID VALUE TRUST EFF 4-29-05) - NAV SHARES (units first credited 11-30-1998)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --    15.89    11.05    13.17     13.23     12.77     10.70     10.00
   Value at End of Year                    --       --       --    18.67    15.89    11.05     13.17     13.23     12.77     10.70
   No. of Units                            --       --       --   15,574   10,670   10,646     4,220     4,164        --        --

MID VALUE TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year               23.66    19.85    18.67       --       --       --        --        --        --        --
   Value at End of Year                 23.54    23.66    19.85       --       --       --        --        --        --        --
   No. of Units                        35,623   38,975   40,401       --       --       --        --        --        --        --

MONEY MARKET FUND (REPLACED BY MONEY MARKET TRUST B EFF 4-29-05) - NAV SHARES (units first credited prior to 1-1-96)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --    27.81    27.82    27.67     26.91     25.57     24.58     23.55
   Value at End of Year                    --       --       --    27.83    27.81    27.82     27.67     26.91     25.57     24.58
   No. of Units                            --       --       --  357,752  425,143  512,136   573,625   643,286   715,041   754,395

MONEY MARKET TRUST B - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year               29.41    28.37    27.83       --       --       --        --        --        --        --
   Value at End of Year                 30.52    29.41    28.37       --       --       --        --        --        --        --
   No. of Units                       261,915  265,938  290,568       --       --       --        --        --        --        --

OVERSEAS EQUITY B FUND (MERGED INTO OVERSEAS EQUITY TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1996)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --    11.20     8.55    10.56     13.49     16.29     12.28     10.70
   Value at End of Year                    --       --       --    12.32    11.20     8.55     10.56     13.49     16.29     12.28
   No. of Units                            --       --       --   61,327    7,645   10,579     9,806    17,731     9,550     9,264

OVERSEAS EQUITY C FUND (FORMERLY EMERGING MARKETS EQUITY)(MERGED INTO OVERSEAS EQUITY B FUND EFF 11-1-04) - NAV SHARES
   (units first credited 11-30-1998)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --    13.53     8.71     9.43      9.88     16.64      9.27     10.00
   Value at End of Year                    --       --       --    14.81    13.53     8.71      9.43      9.88     16.64      9.27
   No. of Units                            --       --       --       --   13,784   15,328    15,150    18,843    15,155        --

OVERSEAS EQUITY FUND (MERGED INTO OVERSEAS EQUITY B FUND EFF 11-01-04) - NAV SHARES (units first credited 5-01-1996)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --    14.02    10.13    10.92     11.79     13.10     12.58     10.77
   Value at End of Year                    --       --       --    14.38    14.02    10.13     10.92     11.79     13.10     12.58
   No. of Units                            --       --       --       --    3,699    4,467     4,874     4,852     6,274     6,703

Accommodator

                                       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR      YEAR      YEAR      YEAR      YEAR
                                      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED     ENDED     ENDED     ENDED
                                     12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                                     -------- -------- -------- -------- -------- -------- --------- --------- --------- ---------
OVERSEAS EQUITY TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year               17.12    14.44    12.32       --       --       --        --        --        --        --
   Value at End of Year                 19.07    17.12    14.44       --       --       --        --        --        --        --
   No. of Units                        17,213   15,211   15,493       --       --       --        --        --        --        --

REAL ESTATE EQUITY FUND (REPLACED BY REAL ESTATE SECURITIES TRUST EFF 4-29-05) - NAV SHARES (units first credited prior to 1-1-96)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --    38.06    28.08    27.98     26.73     20.41     20.97     25.42
   Value at End of Year                    --       --       --    51.42    38.06    28.08     27.98     26.73     20.41     20.97
   No. of Units                            --       --       --   38,950   39,843   42,604    40,031    48,057    52,726    69,796

REAL ESTATE SECURITIES TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year               78.20    57.17    51.42       --       --       --        --        --        --        --
   Value at End of Year                 65.38    78.20    57.17       --       --       --        --        --        --        --
   No. of Units                        21,947   26,937   30,278       --       --       --        --        --        --        --

SHORT-TERM BOND FUND (MERGED INTO SHORT-TERM BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 9-23-1994)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --    14.18    13.94    13.32     12.45     11.65     11.42     10.90
   Value at End of Year                    --       --       --    14.24    14.18    13.94     13.32     12.45     11.65     11.42
   No. of Units                            --       --       --   19,722   28,573   32,539    13,220    24,554    32,859    28,394

SHORT-TERM BOND TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year               14.91    14.40    14.24       --       --       --        --        --        --        --
   Value at End of Year                 15.24    14.91    14.40       --       --       --        --        --        --        --
   No. of Units                        10,804    6,840    7,863       --       --       --        --        --        --        --

SMALL CAP EMERGING GROWTH FUND (MERGED INTO SMALL CAP GROWTH TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1996)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --    10.92     7.41    10.43     10.95     12.14     12.69     13.63
   Value at End of Year                    --       --       --    11.84    10.92     7.41     10.43     10.95     12.14     12.69
   No. of Units                            --       --       --   73,196   28,009   27,695    23,088    22,874    22,918    23,741

SMALL CAP GROWTH FUND (MERGED INTO SMALL CAP EMERGING GROWTH FUND EFF 11-01-04) - NAV SHARES (units first credited 5-01-1996)
Contracts with no Optional Benefits
   Value at Start of Year                  --       --       --       --     9.98    14.39     16.63     21.38     12.67     11.18
   Value at End of Year                    --       --       --       --    12.63     9.98     14.39     16.63     21.38     12.67
   No. of Units                            --       --       --       --   40,392   45,400    53,996    69,515    45,485    31,804

SMALL CAP GROWTH TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year               15.45    13.75    11.84       --       --       --        --        --        --        --
   Value at End of Year                 17.43    15.45    13.75       --       --       --        --        --        --        --
   No. of Units                        46,436   48,226   55,956       --       --       --        --        --        --        --

TOTAL BOND MARKET TRUST B (FORMERLY BOND INDEX TRUST B) - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year               13.70    13.29    13.11       --       --       --        --        --        --        --
   Value at End of Year                 14.53    13.70    13.29       --       --       --        --        --        --        --
   No. of Units                        11,800   13,702   19,913       --       --       --        --        --        --        --